UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Gregory F. Niland

American Funds Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM Annual report for the year ended October 31, 2019

Invest in portfolios
designed to pursue
real-life objectives

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the series’ shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the series).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the series, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2019 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated January 1, 2020 (unaudited). The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	Lifetime (since 5/18/12)	expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	-5.32%	5.96%	9.85%	0.83%
American Funds Growth PortfolioSM	-6.73	7.06	11.08	0.76
American Funds Growth and Income PortfolioSM	-3.79	5.27	8.73	0.66
American Funds Moderate Growth and Income PortfolioSM	-1.56	5.09	7.94	0.70
American Funds Conservative Growth and Income PortfolioSM	-0.53	4.17	6.24	0.61

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Growth and Income PortfolioSM	2.39	5.41	7.59	0.67

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	2.22	1.00	0.89	0.68
American Funds Tax-Exempt Preservation PortfolioSM	1.84	1.27	1.63	0.69 *

*	The net expense ratio for American Funds Tax-Exempt Preservation Portfolio is 0.67% as of the series prospectus dated January 1, 2020 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio, and has in the past reimbursed certain expenses for other funds. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After January 1, 2021, the adviser may modify or terminate the reimbursements. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	The value of a $10,000 investment
6	A look inside the funds
10	Investment portfolios
18	Financial statements
82	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for American Funds Portfolio Series, for the fiscal year ended October 31, 2019.

Despite yearlong market volatility, all the portfolios within the series returned positive results, with American Funds Global Growth Portfolio in the lead at 13.55%, while American Funds Tax-Advantaged Growth and Income Portfolio (to become, “American Funds® Tax-Aware Conservative Growth and Income Portfolio” as of January 1, 2020) returned 11.08%. The preservation portfolios delivered more modest positive returns with American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio at 5.07% and 5.03%, respectively.

About the series

Effective January 1, 2020, the Portfolio Oversight Committee (POC) was split into two distinct teams, one of which — the Portfolio Solutions Committee — now oversees American Funds Portfolio Series. The Portfolio Solutions Committee includes original POC members Alan Berro, Wesley Phoa and Andrew Suzman, and additional portfolio managers Michelle Black, Samir Mathur, John Queen and Will Robbins.

The economy

The U.S. economy continued to expand at a moderate pace throughout the reporting period, as U.S. gross domestic product grew 2.1% by the fourth quarter of the series’ fiscal year (the third quarter of 2019). Unemployment hit 3.5% in September, matching its lowest rate in 50 years, and moved back only slightly in October, to 3.6%. In a marked about-face from its stated policy in 2018, the U.S. Federal Reserve (“the Fed”) cut interest rates by 25 basis points three times in 2019, to address risks to economic growth from trade policy uncertainty. The third cut, on October 30, probably marked the end of this mini-easing cycle.

While the markets are still pressed by uncertainties, some of the themes we mentioned in the last report have evolved. The first, and a major concern this year, is the U.S.-China trade dispute, which has been in the headlines almost constantly over the reporting period. Investor sentiment has responded to shifts between increased tensions and moments of agreement by both sides. We see current negotiations as a sign of a long-term strategic struggle, in which each side will have gains and losses. We encourage investors to focus less on the “noise” of the dispute and remember that seasoned, well-managed multinational corporations have the resources to navigate a trade war. We view the continuing uncertainty around Brexit in a similar way, to some extent. While the topic is cause for some dramatic headlines and tension, the European economy has regained ground in some areas and will likely continue to do so.

There continue to be developments around Brexit in the U.K., and uncertainty will not be resolved until after the December election, if then. However, the recent agreement on the terms of withdrawal make both the chaotic “hard Brexit” and “remain” scenarios less probable.

Since our semi-annual report, a general manufacturing slowdown in China, across Europe and in the United States has become evident. We anticipated this situation and want to emphasize that while production has slowed, the global economy is still growing, albeit at slightly reduced rates.

In a highly telegraphed move, the European Central Bank (ECB) took Europe further into the realm of negative interest rates. The ECB lowered its key policy rate to –0.5% from –0.4% in a bid to boost inflation and jump-start the European

American Funds Portfolio Series	1

economy. In September, the central bank began a bond-buying program, signaling its move toward quantitative easing. This may help reduce concerns about recession.

The stock market

Volatility continued in equity markets during a news-sensitive reporting period, but stocks in general have held up well, particularly in the United States. The volatility, spurred to some extent by the Fed’s interest rate hikes in the beginning of the period, was quelled somewhat through the year by indications that the Fed would be more accommodative. About midway through the reporting period, U.S. equities touched new all-time highs. Utilities, real estate and consumer staples sectors had the strongest gains, while energy and health care stocks lagged. While some prominent stocks lagged, this followed years of growth. Health care stocks retreated as discussions around drug price transparency and pricing reform by U.S. presidential candidates continued to weigh on the sector. The energy sector had the steepest declines, as oil prices remained generally weak despite the September attack on two Saudi Arabian oil facilities.

Global stocks advanced, and several key market indexes hit record highs. However, the period was marked by volatility, due to trade dispute fears and the inversion of the U.S. yield curve (which has typically presaged a recession). Stocks dropped sharply toward the end of 2018, but investor sentiment improved this year with central banks’ show of easing monetary policy.

The bond market

Bond returns were solid, fueled in part by the drop in yields. By the end of September, the 10-year Treasury yield was at 1.68%. Issuance picked up, with IBM and Bristol-Myers Squibb issuing $20 billion and $19 billion of bonds, respectively, to fund acquisitions. The trend continued as companies took advantage of lower rates; Apple and Disney sold $7 billion each.

Our fixed income portfolio managers believe that while credit fundamentals are not generally worrisome, valuations are rich across a range of sectors. The team is thus maintaining a moderately defensive credit position overall, while still actively exploiting research-driven credit selection opportunities.

Inside the series

As the eight portfolios in the series are combinations of individual funds, the results of the underlying funds are a primary driver of the series results.

In general, toward the end of the reporting period, funds with larger concentrations in U.S. companies fared better than those with significant holdings in companies domiciled outside of the U.S.

Funds with a growth-and-income and equity-income objective outpaced those with a growth focus. Investments in fixed income funds largely kept pace with equity funds. Within fixed income, funds with meaningful investments in high-quality corporate bonds fared the best.

Moving forward

Overall, we continue to believe there is reason for guarded optimism, despite the potential for volatility and uncertainty. A major consideration will be the 2020 U.S. presidential election, which we expect to spark volatility. We recommend that investors continue to keep a long-term view and resist the temptation to overreact to global political situations.

We continue to look for investment opportunities, although we remain cautious in some areas.

As always, we appreciate the trust you’ve put in our efforts, and look forward to reporting to you again in six months.

Cordially,

Andrew B. Suzman

President

December 11, 2019

For current information about the series, visit capitalgroup.com.

2	American Funds Portfolio Series

Results at a glance

For periods ended October 31, 2019, with all distributions reinvested for Class A shares

	Cummulative total returns	Average annual total returns
	1 year	5 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	13.55%	7.56%	11.06%
MSCI All Country World Index*,†	12.59	7.08	10.35
Lipper Global Large-Cap Growth Funds Index	15.93	9.14	11.44

American Funds Growth Portfolio	11.42	8.63	12.24
Standard & Poor’s 500 Composite Index*	14.33	10.78	14.47
MSCI All Country World ex USA Index*,†	11.27	3.82	6.87
Lipper Global Multi-Cap Growth Funds Index	14.38	7.89	10.87

American Funds Growth and Income Portfolio	11.02	6.59	9.78
Standard & Poor’s 500 Composite Index*	14.33	10.78	14.47
MSCI All Country World ex USA Index*,†	11.27	3.82	6.87
Bloomberg Barclays Global Aggregate Index*	9.54	2.13	1.69
Lipper Mixed-Asset Target Allocation Growth Funds Index	10.95	6.47	9.29

American Funds Moderate Growth and Income Portfolio	11.86	6.44	8.96
Standard & Poor’s 500 Composite Index*	14.33	10.78	14.47
MSCI All Country World ex USA Index*,†	11.27	3.82	6.87
Bloomberg Barclays U.S. Aggregate Index*	11.51	3.24	2.87
Lipper Mixed-Asset Target Allocation Growth Funds Index	10.95	6.47	9.29

American Funds Conservative Growth and Income Portfolio	9.85	5.26	7.14
Standard & Poor’s 500 Composite Index*	14.33	10.78	14.47
MSCI All Country World ex USA Index*,†	11.27	3.82	6.87
Bloomberg Barclays U.S. Aggregate Index*	11.51	3.24	2.87
Lipper Mixed-Asset Target Allocation Moderate Funds Index	10.58	5.46	7.63

American Funds Tax-Advantaged Growth and Income Portfolio	11.08	6.16	8.19
Standard & Poor’s 500 Composite Index*	14.33	10.78	14.47
MSCI All Country World ex USA Index*,†	11.27	3.82	6.87
Bloomberg Barclays Municipal Bond Index*	9.42	3.55	3.52
Lipper Mixed-Asset Target Allocation Moderate Funds Index	10.58	5.46	7.63

American Funds Preservation Portfolio	5.07	1.48	1.28
Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index*	6.08	1.84	1.57
Lipper Short-Intermediate Investment-Grade Debt Funds Index	6.33	2.23	2.15

American Funds Tax-Exempt Preservation Portfolio	5.03	1.76	1.99
Bloomberg Barclays Municipal Bond 1–7 Year Blend Index*	5.79	2.01	1.97
Lipper Short-Intermediate Municipal Debt Funds Index	5.44	1.71	1.66

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Thomson Reuters Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg Barclays 1–5 Year U.S. Government/ Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Barclays Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	3

The value of a $10,000 investment

(for periods ended October 31, 2019, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge on the $10,000 investment: 5.75% (for Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio and Conservative Growth and Income Portfolio)1; 3.75% (for Tax-Advantaged Growth and Income Portfolio)2; and 2.50% (for Preservation Portfolio and

Global Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	6.99%	6.30%	10.18%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	5.02%	7.35%	11.36%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	4.66%	5.34%	8.91%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Moderate Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	5.44%	5.19%	8.10%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.
[3]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more.
[4]	Sources: Bloomberg Index Services Ltd., MSCI and S&P Dow Jones Indices LLC. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

4	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio).3 Thus, the net amount invested was $9,425, $9,625 and $9,750, respectively. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

Conservative Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	3.50%	4.02%	6.29%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Tax-Advantaged Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	6.88%	5.35%	7.64%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	2.43%	0.96%	0.93%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Tax-Exempt Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	2.35%	1.24%	1.64%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[5]	Results reflect dividends net of withholding taxes.
[6]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio. Investment results reflect the reimbursement, without which the results would have been lower. The reimbursement will be in effect through at least January 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Portfolio Series	5

A look inside the funds

American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, income, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

The members of the Portfolio Solutions Committee actively monitor the series to keep the portfolios aligned with their objectives.

The pages that follow describe the funds’ objectives and the key drivers of results during the reporting period. They also include a table showing the target allocations of the underlying funds.

*	Effective January 1, 2020, the fund name is American Funds Tax-Aware Conservative Growth and Income Portfolio.

6	American Funds Portfolio Series

American Funds Global Growth Portfolio

Underlying funds:
10% SMALLCAP World Fund®
25% EuroPacific Growth Fund®
15% The Growth Fund of America®
20% New Perspective Fund®
15% Fundamental Investors®
15% Capital World Growth and Income Fund®

The fund’s investment objective is to provide long-term growth of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds and growth-and-income funds. The fund will invest at least 25% of its assets in underlying funds that invest significantly (under normal market conditions, at least 40%) in issuers outside the United States.

For the 12-month period ended October 31, 2019, the fund’s Class A shares had a return of 13.55%. All the underlying funds returned positive results, led by New Perspective Fund, EuroPacific Growth Fund and Capital World Growth and Income Fund.

American Funds Growth Portfolio

Underlying funds:
10% SMALLCAP World Fund®
15% EuroPacific Growth Fund®
20% The Growth Fund of America®
20% AMCAP Fund®
20% Fundamental Investors®
15% The Investment Company of America®

The fund’s investment objective is to provide long-term growth of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds and growth-and-income funds, which principally invest in equity securities and that may have significant holdings of issuers domiciled outside the United States.

For the 12-month period ended October 31, 2019, the fund’s Class A shares had a return of 11.42%. All the underlying funds were additive, led by EuroPacific Growth Fund, SMALLCAP World Fund and The Growth Fund of America.

American Funds Growth and Income Portfolio

Underlying funds:
15% The Growth Fund of America®
25% Capital World Growth and Income Fund®
25% The Investment Company of America®
15% Capital Income Builder®
10% American Balanced Fund®
10% The Bond Fund of America®

The fund’s investment objective is to provide long-term growth of capital while providing current income. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds.

For the 12-month period ended October 31, 2019, the fund’s Class A shares had a return of 11.02%. This portfolio’s underlying funds also all returned positive results for the reporting period, led by Capital World Growth and Income Fund, The Growth Fund of America and American Balanced Fund.

American Funds Portfolio Series	7

American Funds Moderate Growth and Income Portfolio

Underlying funds:
10% New Perspective Fund®
15% Capital World Growth and Income Fund®
10% Washington Mutual Investors FundSM
25% American Funds Global Balanced FundSM
25% American Balanced Fund®
15% The Bond Fund of America®

The fund’s investment objective is to provide current income and long-term growth of capital and income. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund will invest at least 45% of its assets in common stocks and other equity investments, and through its investments in the underlying funds, will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments).

For the 12-month period ended October 31, 2019, the fund’s Class A shares had a return of 11.86%. The most additive of the all-positive returns for this portfolio were New Perspective Fund, Capital World Growth and Income Fund and Washington Mutual Investors Fund, respectively.

American Funds Conservative Growth and Income Portfolio

Underlying funds:
20% American Mutual Fund®
25% Capital Income Builder®
25% The Income Fund of America®
15% American High-Income Trust®
15% U.S. Government Securities Fund®

The fund’s investment objective is to provide current income and, secondarily, long-term growth of capital. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity-income funds, growth-and-income funds and growth funds.

For the 12-month period ended October 31, 2019, the fund’s Class A shares had a return of 9.85%. Of the underlying funds, all returned positive results and the three leaders were American Mutual Fund, The Income Fund of America and Capital Income Builder.

American Funds Tax-Advantaged Growth and Income Portfolio

Underlying funds:
20% Capital World Growth and Income Fund®
15% Washington Mutual Investors FundSM
15% American Mutual Fund®
25% American High-Income Municipal Bond Fund®
25% The Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity income funds, growth-and-income funds and growth funds. The fund will seek to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2019, the fund’s Class A shares had a return of 11.08%. All the returns of the underlying funds were additive, led by Capital World Growth and Income Fund, Washington Mutual Investors Fund and American Mutual Fund.

8	American Funds Portfolio Series

American Funds Preservation Portfolio

Underlying funds:
40% Short-Term Bond Fund of America®
60% Intermediate Bond Fund of America®

The fund’s investment objective is to provide current income, consistent with preservation of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The fund principally invests in funds that seek current income through bond investments.

For the 12-month period ended October 31, 2019, the fund’s Class A shares had a return of 5.07%. Both the underlying funds delivered positive returns for the period, led by Intermediate Bond Fund of America.

American Funds Tax-Exempt Preservation Portfolio

Underlying funds:
30% American Funds Short-Term Tax-Exempt Bond Fund®
70% Limited Term Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. It will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The fund principally invests in funds that seek current income through bond investments. The fund will strive to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2019, the fund’s Class A shares had a return of 5.03%. Both underlying funds in this portfolio were additive over the period, led by Limited Term Tax-Exempt Bond Fund of America.

The underlying fund allocations are as of 10/31/19. Portfolio Series funds are actively monitored, so allocations may vary over time.

American Funds Portfolio Series	9

American Funds Global Growth Portfolio

Investment portfolio October 31, 2019

Growth funds 70%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	17,487,907	$940,325
New Perspective Fund, Class R-6	16,345,173	749,753
The Growth Fund of America, Class R-6	11,044,563	562,831
SMALLCAP World Fund, Inc., Class R-6	6,450,753	374,337
		2,627,246

Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	11,314,183	562,881
Fundamental Investors, Class R-6	9,244,226	562,696
		1,125,577

Total investment securities 100% (cost: $3,449,372,000)		3,752,823
Other assets less liabilities 0%		(1,306)

Net assets 100%		$3,751,517

See notes to financial statements.

10	American Funds Portfolio Series

American Funds Growth Portfolio

Investment portfolio October 31, 2019

Growth funds 65%	Shares	Value (000)
The Growth Fund of America, Class R-6	33,651,497	$1,714,880
AMCAP Fund, Class R-6	52,216,733	1,712,187
EuroPacific Growth Fund, Class R-6	24,173,439	1,299,806
SMALLCAP World Fund, Inc., Class R-6	14,699,593	853,017
		5,579,890

Growth-and-income funds 35%
Fundamental Investors, Class R-6	28,293,519	1,722,227
The Investment Company of America, Class R-6	33,218,483	1,282,233
		3,004,460

Total investment securities 100% (cost: $7,662,107,000)		8,584,350
Other assets less liabilities 0%		(3,265)

Net assets 100%		$8,581,085

See notes to financial statements.

American Funds Portfolio Series	11

American Funds Growth and Income Portfolio

Investment portfolio October 31, 2019

Growth funds 15%	Shares	Value (000)
The Growth Fund of America, Class R-6	29,280,708	$1,492,145

Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	50,190,728	2,496,989
The Investment Company of America, Class R-6	64,274,298	2,480,988
		4,977,977

Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	24,062,009	1,491,604
American Balanced Fund, Class R-6	35,497,349	997,475
		2,489,079

Fixed income funds 10%
The Bond Fund of America, Class R-6	74,875,541	996,593

Total investment securities 100% (cost: $9,101,213,000)		9,955,794
Other assets less liabilities 0%		(3,621)

Net assets 100%		$9,952,173

See notes to financial statements.

12	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio

Investment portfolio October 31, 2019

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	20,218,641	$927,429

Growth-and-income funds 25%
Capital World Growth and Income Fund, Class R-6	27,996,066	1,392,804
Washington Mutual Investors Fund, Class R-6	19,560,010	921,472
		2,314,276

Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	82,005,597	2,304,358
American Funds Global Balanced Fund, Class R-6	69,912,414	2,304,313
		4,608,671

Fixed income funds 15%
The Bond Fund of America, Class R-6	104,064,111	1,385,093

Total investment securities 100% (cost: $8,275,773,000)		9,235,469
Other assets less liabilities 0%		(3,258)

Net assets 100%		$9,232,211

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2019 (000)
Equity-income and Balanced funds 25%
American Funds Global Balanced Fund, Class R-6	63,071,707	6,840,707	—	69,912,414	$—	$163,040	$49,645	$2,304,313

See notes to financial statements.

American Funds Portfolio Series	13

American Funds Conservative Growth and Income Portfolio

Investment portfolio October 31, 2019

Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	25,721,843	$1,100,895

Equity-income and Balanced funds 50%
The Income Fund of America, Class R-6	59,789,303	1,379,937
Capital Income Builder, Class R-6	22,207,448	1,376,640
		2,756,577

Fixed income funds 30%
U.S. Government Securities Fund, Class R-6	58,993,099	827,673
American High-Income Trust, Class R-6	83,138,809	825,568
		1,653,241

Total investment securities 100% (cost: $5,100,809,000)		5,510,713
Other assets less liabilities 0%		(2,045)

Net assets 100%		$5,508,668

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Fixed income funds 30%
U.S. Government Securities Fund, Class R-6	54,399,391	7,073,759	2,480,051	58,993,099	$(253)	$46,341	$17,570	$827,673
American High-Income Trust, Class R-6	71,050,222	12,354,558	265,971	83,138,809	(310)	(10,232)	50,333	825,568
Total 30%					$(563)	$36,109	$67,903	$1,653,241

See notes to financial statements.

14	American Funds Portfolio Series

American Funds Tax-Advantaged Growth and Income Portfolio

Investment portfolio October 31, 2019

Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	11,909,569	$592,501
Washington Mutual Investors Fund, Class R-6	9,338,322	439,928
American Mutual Fund, Class R-6	10,198,972	436,516
		1,468,945

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	44,418,226	729,347
The Tax-Exempt Bond Fund of America, Class R-6	54,751,823	729,295
		1,458,642

Total investment securities 100% (cost: $2,731,170,000)		2,927,587
Other assets less liabilities 0%		(712)

Net assets 100%		$2,926,875

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2019 (000)
Tax-exempt fixed income funds 25%
American High-Income Municipal Bond Fund, Class R-6	36,848,019	8,335,936	765,729	44,418,226	$(217)	$36,476	$24,354	$729,347

See notes to financial statements.

American Funds Portfolio Series	15

American Funds Preservation Portfolio

Investment portfolio October 31, 2019

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	69,128,942	$940,153
Short-Term Bond Fund of America, Class R-6	62,889,842	626,383
		1,566,536

Total investment securities 100% (cost: $1,561,366,000)		1,566,536
Other assets less liabilities 0%		(602)

Net assets 100%		$1,565,934

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2019 (000)
Fixed income funds 40%
Short-Term Bond Fund of America, Class R-6	55,795,584	9,713,287	2,619,029	62,889,842	$(247)	$10,531	$12,537	$626,383

See notes to financial statements.

16	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio

Investment portfolio October 31, 2019

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,394,700	$308,764
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,988,939	132,227
		440,991

Total investment securities 100% (cost: $441,069,000)		440,991
Other assets less liabilities 0%		(88)

Net assets 100%		$440,903

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,254,879	4,032,640	2,892,819	19,394,700	$(527)	$11,334	$6,685	$308,764
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,045,239	2,782,440	1,838,740	12,988,939	(71)	2,724	2,195	132,227
Total 100%					$(598)	$14,058	$8,880	$440,991

See notes to financial statements.

American Funds Portfolio Series	17

Financial statements

Statements of assets and liabilities

at October 31, 2019

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,752,823	$8,584,350	$9,955,794
Affiliated issuers	—	—	—
Receivables for:
Sales of investments	—	—	208
Sales of fund’s shares	2,471	5,791	6,306
Dividends	—	—	2,230
Services provided by related parties	—	—	—
Total assets	3,755,294	8,590,141	9,964,538

Liabilities:
Payables for:
Purchases of investments	574	948	2,230
Repurchases of fund’s shares	1,898	4,813	6,505
Services provided by related parties	1,266	3,198	3,546
Trustees’ deferred compensation	13	29	38
Other	26	68	46
Total liabilities	3,777	9,056	12,365
Net assets at October 31, 2019	$3,751,517	$8,581,085	$9,952,173

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,298,761	$7,225,510	$8,739,655
Total distributable earnings (accumulated loss)	452,756	1,355,575	1,212,518
Net assets at October 31, 2019	$3,751,517	$8,581,085	$9,952,173

Investment securities, at cost:
Unaffiliated issuers	$3,449,372	$7,662,107	$9,101,213
Affiliated issuers	—	—	—

See notes to financial statements.

18	American Funds Portfolio Series

(dollars in thousands)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$6,931,156	$3,857,472	$2,198,240	$940,153	$—
2,304,313	1,653,241	729,347	626,383	440,991

—	—	—	—	—
8,573	5,000	2,717	2,166	374
3,096	6,065	3,869	2,628	717
—	—	—	—	3
9,247,138	5,521,778	2,934,173	1,571,330	442,085

6,153	8,630	5,865	2,891	847
5,517	2,516	721	1,953	261
3,193	1,928	703	535	72
33	22	9	6	2
31	14	—	11	—
14,927	13,110	7,298	5,396	1,182
$9,232,211	$5,508,668	$2,926,875	$1,565,934	$440,903

$8,079,655	$5,025,380	$2,684,037	$1,564,651	$448,858
1,152,556	483,288	242,838	1,283	(7,955)
$9,232,211	$5,508,668	$2,926,875	$1,565,934	$440,903

$6,109,811	$3,390,265	$2,035,030	$933,090	$—
2,165,962	1,710,544	696,140	628,276	441,069

American Funds Portfolio Series	19

Statements of assets and liabilities

at October 31, 2019

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$2,041,844	$4,894,050	$6,248,192
	Shares outstanding	118,776	260,881	408,637
	Net asset value per share	$17.19	$18.76	$15.29
Class C:	Net assets	$383,633	$990,089	$1,261,961
	Shares outstanding	22,745	53,874	83,089
	Net asset value per share	$16.87	$18.38	$15.19
Class T:	Net assets	$11	$12	$11
	Shares outstanding	1	1	1
	Net asset value per share	$17.22	$18.78	$15.29
Class F-1:	Net assets	$82,030	$100,645	$179,636
	Shares outstanding	4,765	5,367	11,749
	Net asset value per share	$17.21	$18.75	$15.29
Class F-2:	Net assets	$421,804	$613,631	$714,082
	Shares outstanding	24,423	32,540	46,630
	Net asset value per share	$17.27	$18.86	$15.31
Class F-3:	Net assets	$73,492	$124,600	$106,648
	Shares outstanding	4,262	6,619	6,972
	Net asset value per share	$17.24	$18.82	$15.30
Class 529-A:	Net assets	$345,959	$912,115	$590,955
	Shares outstanding	20,161	48,701	38,666
	Net asset value per share	$17.16	$18.73	$15.28
Class 529-C:	Net assets	$79,289	$195,611	$163,887
	Shares outstanding	4,700	10,654	10,779
	Net asset value per share	$16.87	$18.36	$15.20
Class 529-E:	Net assets	$13,279	$38,670	$27,344
	Shares outstanding	779	2,080	1,793
	Net asset value per share	$17.06	$18.59	$15.25
Class 529-T:	Net assets	$13	$13	$12
	Shares outstanding	1	1	1
	Net asset value per share	$17.21	$18.78	$15.29
Class 529-F-1:	Net assets	$40,363	$115,210	$55,505
	Shares outstanding	2,342	6,121	3,628
	Net asset value per share	$17.23	$18.82	$15.30
Class ABLE-A:	Net assets	$421	$1,262	$1,082
	Shares outstanding	25	67	71
	Net asset value per share	$17.12	$18.69	$15.27

See notes to financial statements.

20	American Funds Portfolio Series

(dollars and shares in thousands, except per-share amounts)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$5,621,335	$3,793,722	$2,027,074	$1,034,662	$332,597
368,061	296,458	144,316	103,381	33,670
$15.27	$12.80	$14.05	$10.01	$9.88
$1,173,804	$695,759	$326,837	$118,532	$38,976
77,357	54,680	23,438	11,859	3,950
$15.17	$12.72	$13.94	$10.00	$9.87
$11	$11	$11	$10	$10
1	1	1	1	1
$15.28	$12.80	$14.05	$10.01	$9.88
$151,995	$89,907	$247,394	$21,908	$4,237
9,951	7,021	17,622	2,189	429
$15.27	$12.80	$14.04	$10.01	$9.88
$755,954	$411,476	$272,160	$107,327	$58,512
49,423	32,109	19,348	10,724	5,924
$15.30	$12.81	$14.07	$10.01	$9.88
$136,416	$55,903	$53,399	$9,280	$6,571
8,928	4,368	3,799	927	665
$15.28	$12.80	$14.06	$10.01	$9.88
$385,298	$176,208		$132,370
25,233	13,776	Not applicable	13,231	Not applicable
$15.27	$12.79		$10.00
$117,578	$53,521		$30,861
7,735	4,203	Not applicable	3,087	Not applicable
$15.20	$12.73		$10.00
$15,205	$6,461		$5,492
998	505	Not applicable	549	Not applicable
$15.24	$12.79		$10.00
$12	$12		$11
1	1	Not applicable	1	Not applicable
$15.28	$12.80		$10.01
$49,313	$31,986		$28,601
3,225	2,498	Not applicable	2,858	Not applicable
$15.29	$12.80		$10.01
$877	$513		$222
57	40	Not applicable	22	Not applicable
$15.26	$12.78		$10.01

American Funds Portfolio Series	21

Statements of assets and liabilities

at October 31, 2019

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class R-1:	Net assets	$5,257	$23,176	$14,221
	Shares outstanding	310	1,257	935
	Net asset value per share	$16.95	$18.44	$15.21
Class R-2:	Net assets	$88,794	$200,577	$154,603
	Shares outstanding	5,278	10,919	10,191
	Net asset value per share	$16.82	$18.37	$15.17
Class R-2E:	Net assets	$4,754	$10,344	$13,889
	Shares outstanding	280	559	911
	Net asset value per share	$16.99	$18.50	$15.25
Class R-3:	Net assets	$51,828	$129,392	$109,725
	Shares outstanding	3,040	6,952	7,202
	Net asset value per share	$17.05	$18.61	$15.24
Class R-4:	Net assets	$24,211	$60,070	$70,161
	Shares outstanding	1,410	3,207	4,590
	Net asset value per share	$17.17	$18.73	$15.29
Class R-5E:	Net assets	$5,974	$15,756	$10,497
	Shares outstanding	348	840	687
	Net asset value per share	$17.17	$18.75	$15.28
Class R-5:	Net assets	$9,302	$24,033	$21,309
	Shares outstanding	536	1,268	1,388
	Net asset value per share	$17.36	$18.95	$15.35
Class R-6:	Net assets	$79,259	$131,829	$208,453
	Shares outstanding	4,555	6,971	13,604
	Net asset value per share	$17.40	$18.91	$15.32

See notes to financial statements.

22	American Funds Portfolio Series

(dollars and shares in thousands, except per-share amounts)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$12,575	$1,735		$491
827	136	Not applicable	49	Not applicable
$15.20	$12.74		$10.01
$123,984	$43,918		$17,210
8,170	3,452	Not applicable	1,724	Not applicable
$15.18	$12.72		$9.98
$10,764	$697		$828
705	55	Not applicable	83	Not applicable
$15.26	$12.79		$10.01
$134,615	$34,473		$18,965
8,837	2,699	Not applicable	1,896	Not applicable
$15.23	$12.77		$10.00
$97,375	$36,593		$12,401
6,376	2,859	Not applicable	1,239	Not applicable
$15.27	$12.80		$10.01
$14,347	$5,431		$1,414
939	425	Not applicable	141	Not applicable
$15.28	$12.79		$10.02
$22,182	$7,793		$2,350
1,449	608	Not applicable	235	Not applicable
$15.31	$12.83		$10.01
$408,571	$62,549		$22,999
26,692	4,878	Not applicable	2,297	Not applicable
$15.31	$12.82		$10.01

American Funds Portfolio Series	23

Statements of operations

for the year ended October 31, 2019

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$50,424		$98,628		$221,182
Affiliated issuers	—		—		—
	50,424		98,628		221,182

Fees and expenses*:
Distribution services	11,105		27,431		32,647
Transfer agent services	4,515		9,738		7,894
Reports to shareholders	141		311		376
Registration statement and prospectus	540		788		747
Trustees’ compensation	15		34		40
Auditing and legal	14		17		17
Custodian	12		12		12
Other	298		770		537
Total fees and expenses before waivers/reimbursements	16,640		39,101		42,270
Less waivers/reimbursements of fees and expenses:
ABLE plan services fee waivers	—	†	1		—	†
Transfer agent services reimbursements	—	†	—	†	—	†
Miscellaneous fee reimbursements	—		—		—
Total waivers/reimbursements of fees and expenses	—	†	1		—	†
Total fees and expenses after waivers/reimbursements	16,640		39,100		42,270
Net investment income	33,784		59,527		178,912

Net realized gain (loss) and unrealized appreciation:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(6,655)		(1,574)		(1,495)
Affiliated issuers	—		—		—
Capital gain distributions received	172,761		474,804		400,974
	166,106		473,230		399,479
Net unrealized appreciation on investments:
Unaffiliated issuers	239,034		303,885		382,151
Affiliated issuers	—		—		—
	239,034		303,885		382,151
Net realized gain (loss) and unrealized appreciation	405,140		777,115		781,630

Net increase in net assets resulting from operations	$438,924		$836,642		$960,542

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

24	American Funds Portfolio Series

(dollars in thousands)

Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Advantaged Growth and Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio

$143,515		$115,435		$48,971		$19,454		$—
49,645		67,903		24,354		12,537		8,880
193,160		183,338		73,325		31,991		8,880

29,548		17,784		8,740		4,824		1,402
5,942		2,967		1,194		1,216		194
345		208		103		62		19
695		467		365		310		152
36		22		11		6		2
17		15		14		13		12
11		12		12		12		12
375		167		5		117		1

36,969		21,642		10,444		6,560		1,794

—	†	—	†	—		—	†	—
—	†	—	†	—	†	—	†	—
—		—		—		—		70
—	†	—	†	—	†	—	†	70
36,969		21,642		10,444		6,560		1,724
156,191		161,696		62,881		25,431		7,156

(1,564)		(88)		(617)		(168)		—
—		(563)		(217)		(247)		(598)
206,332		84,243		49,081		—		—
204,768		83,592		48,247		(415)		(598)

423,278		189,072		114,245		34,681		—
163,040		36,109		36,476		10,531		14,058
586,318		225,181		150,721		45,212		14,058
791,086		308,773		198,968		44,797		13,460

$947,277		$470,469		$261,849		$70,228		$20,616

American Funds Portfolio Series	25

Statements of changes in net assets

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$33,784	$16,854	$59,527	$34,773	$178,912	$135,118
Net realized gain (loss)	166,106	143,531	473,230	353,360	399,479	342,452
Net unrealized appreciation (depreciation)	239,034	(268,199)	303,885	(331,079)	382,151	(480,425)
Net increase (decrease) in net assets resulting from operations	438,924	(107,814)	836,642	57,054	960,542	(2,855)

Distributions paid to shareholders	(162,581)	(159,183)	(382,458)	(191,087)	(494,973)	(268,011)

Net capital share transactions	246,542	911,418	1,179,556	1,346,192	972,134	1,223,319

Total increase (decrease) in net assets	522,885	644,421	1,633,740	1,212,159	1,437,703	952,453

Net assets:
Beginning of year	3,228,632	2,584,211	6,947,345	5,735,186	8,514,470	7,562,017
End of year	$3,751,517	$3,228,632	$8,581,085	$6,947,345	$9,952,173	$8,514,470

See notes to financial statements.

26	American Funds Portfolio Series

(dollars in thousands)

Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Advantaged Growth and Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio
Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

$156,191	$123,001	$161,696	$139,040	$62,881	$48,778	$25,431	$20,531	$7,156	$6,852
204,768	212,915	83,592	76,126	48,247	45,371	(415)	(2,938)	(598)	(634)
586,318	(399,743)	225,181	(208,573)	150,721	(81,664)	45,212	(29,256)	14,058	(9,152)

947,277	(63,827)	470,469	6,593	261,849	12,485	70,228	(11,663)	20,616	(2,934)

(347,223)	(254,054)	(227,286)	(158,868)	(103,463)	(76,752)	(25,308)	(20,250)	(7,201)	(6,795)
907,044	1,305,229	580,727	287,558	525,949	609,191	157,386	(46,576)	27,253	(25,558)
1,507,098	987,348	823,910	135,283	684,335	544,924	202,306	(78,489)	40,668	(35,287)

7,725,113	6,737,765	4,684,758	4,549,475	2,242,540	1,697,616	1,363,628	1,442,117	400,235	435,522
$9,232,211	$7,725,113	$5,508,668	$4,684,758	$2,926,875	$2,242,540	$1,565,934	$1,363,628	$440,903	$400,235

American Funds Portfolio Series	27

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 20 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1), one tax-advantaged share class for individuals with disabilities (Class ABLE-A) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Growth and Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

28	American Funds Portfolio Series

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2019, all of the investment securities held by each fund were classified as Level 1.

American Funds Portfolio Series	29

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher

30	American Funds Portfolio Series

quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance

American Funds Portfolio Series	31

that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the underlying fund.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

32	American Funds Portfolio Series

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2019, were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Undistributed ordinary income	$—	$—	$—	$11,255
Undistributed long-term capital gains	154,866	435,157	359,945	183,648
Gross unrealized appreciation on investments	297,903	920,447	852,611	957,687
Gross unrealized depreciation on investments	—	—	—	—
Net unrealized appreciation (depreciation) on investments	297,903	920,447	852,611	957,687
Cost of investments	3,454,920	7,663,903	9,103,183	8,277,782
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	19,444	43,576	40,028	21,836

	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$5,994	$1,653	$896	$—
Undistributed tax-exempt income	—	2,552	—	246
Undistributed long-term capital gains	72,915	43,706	—	—
Capital loss carryforward*	—	—	(3,364)	(6,353)
Capital loss carryforward utilized	—	—	—	535
Gross unrealized appreciation on investments	475,928	194,936	6,210	915
Gross unrealized depreciation on investments	(71,527)	—	(2,452)	(2,762)
Net unrealized appreciation (depreciation) on investments	404,401	194,936	3,758	(1,847)
Cost of investments	5,106,312	2,732,651	1,562,778	442,838
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	10,585	5,081	2	(2)

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Portfolio Series	33

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$17,894		$71,507		$89,401		$10,084		$81,139	$91,223
Class C	1,033		14,520		15,553		36		16,475	16,511
Class T	—	[1]	—	[1]	—	[1]	—	[1]	1	1
Class F-1	738		2,971		3,709		408		3,290	3,698
Class F-2	4,765		14,975		19,740		2,318		14,096	16,414
Class F-3	862		2,509		3,371		164		927	1,091
Class 529-A	2,895		11,696		14,591		1,528		12,562	14,090
Class 529-C	155		3,079		3,234		—		3,786	3,786
Class 529-E	93		475		568		41		486	527
Class 529-T	—	[1]	—	[1]	—	[1]	—	[1]	1	1
Class 529-F-1	381		1,224		1,605		147		951	1,098
Class ABLE-A2	1		4		5		—		—	—
Class R-1	12		179		191		5		214	219
Class R-2	230		3,122		3,352		19		3,779	3,798
Class R-2E	38		180		218		6		95	101
Class R-3	354		1,862		2,216		149		1,953	2,102
Class R-4	218		852		1,070		108		897	1,005
Class R-5E	41		125		166		—	[1]	1	1
Class R-5	105		318		423		70		417	487
Class R-6	809		2,359		3,168		456		2,574	3,030
Total	$30,624		$131,957		$162,581		$15,539		$143,644	$159,183

Growth Portfolio

	Year ended October 31, 2019				Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$35,931		$186,637	$222,568	$23,968		$91,462		$115,430
Class C	1,415		40,659	42,074	53		20,938		20,991
Class T	—	[1]	1	1	—	[1]	—	[1]	—	[1]
Class F-1	805		4,277	5,082	547		2,224		2,771
Class F-2	5,506		22,178	27,684	2,785		8,271		11,056
Class F-3	1,027		3,837	4,864	246		667		913
Class 529-A	6,343		34,059	40,402	4,053		15,980		20,033
Class 529-C	110		8,623	8,733	—	[1]	4,764		4,764
Class 529-E	205		1,484	1,689	125		728		853
Class 529-T	—	[1]	1	1	—	[1]	—	[1]	—	[1]
Class 529-F-1	871		3,703	4,574	504		1,555		2,059
Class ABLE-A2	4		14	18	—		—		—
Class R-1	53		763	816	4		256		260
Class R-2	327		7,847	8,174	80		3,899		3,979
Class R-2E	41		373	414	24		178		202
Class R-3	657		5,017	5,674	396		2,434		2,830
Class R-4	487		2,518	3,005	333		1,300		1,633
Class R-5E	100		417	517	53		149		202
Class R-5	248		977	1,225	200		570		770
Class R-6	1,042		3,901	4,943	630		1,711		2,341
Total	$55,172		$327,286	$382,458	$34,001		$157,086		$191,087

34	American Funds Portfolio Series

Growth and Income Portfolio

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$118,275		$197,729		$316,004		$89,192		$87,067		$176,259
Class C	16,076		42,564		58,640		11,252		19,904		31,156
Class T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class F-1	3,391		5,724		9,115		2,664		2,812		5,476
Class F-2	14,861		22,348		37,209		9,645		7,276		16,921
Class F-3	2,157		2,518		4,675		1,021		597		1,618
Class 529-A	11,021		18,708		29,729		8,212		8,145		16,357
Class 529-C	2,047		5,700		7,747		1,396		2,707		4,103
Class 529-E	449		856		1,305		326		372		698
Class 529-T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class 529-F-1	1,093		1,556		2,649		714		618		1,332
Class ABLE-A2	12		8		20		—	[1]	—		—	[1]
Class R-1	159		360		519		82		134		216
Class R-2	1,999		5,161		7,160		1,330		2,243		3,573
Class R-2E	190		357		547		109		147		256
Class R-3	1,748		3,389		5,137		1,290		1,493		2,783
Class R-4	1,354		2,266		3,620		1,199		1,331		2,530
Class R-5E	180		218		398		95		69		164
Class R-5	503		762		1,265		407		346		753
Class R-6	4,062		5,172		9,234		2,188		1,628		3,816
Total	$179,577		$315,396		$494,973		$131,122		$136,889		$268,011

Moderate Growth and Income Portfolio

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$98,776		$115,700		$214,476		$76,259		$81,920		$158,179
Class C	13,799		26,552		40,351		10,556		20,556		31,112
Class T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class F-1	2,709		3,328		6,037		2,395		2,802		5,197
Class F-2	14,585		15,341		29,926		10,088		8,345		18,433
Class F-3	2,407		1,830		4,237		1,273		929		2,202
Class 529-A	6,857		8,240		15,097		5,352		5,871		11,223
Class 529-C	1,383		2,865		4,248		1,033		2,222		3,255
Class 529-E	236		324		560		176		218		394
Class 529-T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class 529-F-1	969		1,014		1,983		686		639		1,325
Class ABLE-A2	10		6		16		—	[1]	—		—	[1]
Class R-1	149		311		460		112		197		309
Class R-2	1,405		2,670		4,075		1,062		2,053		3,115
Class R-2E	131		179		310		49		99		148
Class R-3	2,062		2,952		5,014		1,586		2,051		3,637
Class R-4	1,814		2,208		4,022		1,664		1,851		3,515
Class R-5E	236		246		482		132		100		232
Class R-5	477		511		988		424		413		837
Class R-6	7,749		7,192		14,941		5,801		5,140		10,941
Total	$155,754		$191,469		$347,223		$118,648		$135,406		$254,054

See end of tables for footnotes.

American Funds Portfolio Series	35

Conservative Growth and Income Portfolio

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$113,523		$46,060		$159,583		$99,071		$14,627		$113,698
Class C	17,064		9,234		26,298		15,572		3,147		18,719
Class T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class F-1	2,664		1,112		3,776		2,544		412		2,956
Class F-2	12,803		4,825		17,628		9,798		1,250		11,048
Class F-3	1,888		685		2,573		1,218		126		1,344
Class 529-A	4,989		1,956		6,945		3,751		503		4,254
Class 529-C	1,240		654		1,894		1,032		206		1,238
Class 529-E	186		84		270		175		29		204
Class 529-T	1		—	[1]	1		—	[1]	—	[1]	—	[1]
Class 529-F-1	843		282		1,125		501		45		546
Class ABLE-A2	11		2		13		—	[1]	—		—	[1]
Class R-1	37		20		57		40		9		49
Class R-2	995		492		1,487		772		146		918
Class R-2E	17		6		23		6		1		7
Class R-3	944		420		1,364		836		142		978
Class R-4	1,016		411		1,427		1,049		169		1,218
Class R-5E	158		51		209		99		13		112
Class R-5	255		95		350		229		31		260
Class R-6	1,738		525		2,263		1,177		142		1,319
Total	$160,372		$66,914		$227,286		$137,870		$20,998		$158,868

Tax-Advantaged Growth and Income Portfolio

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income[3]		Long-term capital gains		Total distributions paid		Ordinary income[3]		Long-term capital gains		Total distributions paid
Class A	$44,138		$28,345		$72,483		$34,458		$20,767		$55,225
Class C	5,482		4,925		10,407		4,301		3,636		7,937
Class T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class F-1	5,304		3,458		8,762		4,287		2,450		6,737
Class F-2	6,059		3,350		9,409		3,607		1,726		5,333
Class F-3	1,498		904		2,402		1,098		422		1,520
Total	$62,481		$40,982		$103,463		$47,751		$29,001		$76,752

36	American Funds Portfolio Series

Preservation Portfolio

	Year ended October 31, 2019					Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$17,541		$—	$17,541		$14,576		$—	$14,576
Class C	1,269		—	1,269		1,041		—	1,041
Class T	—	[1]	—	—	[1]	—	[1]	—	—	[1]
Class F-1	385		—	385		339		—	339
Class F-2	1,984		—	1,984		1,443		—	1,443
Class F-3	93		—	93		30		—	30
Class 529-A	2,097		—	2,097		1,467		—	1,467
Class 529-C	297		—	297		199		—	199
Class 529-E	72		—	72		53		—	53
Class 529-T	—	[1]	—	—	[1]	—	[1]	—	—	[1]
Class 529-F-1	490		—	490		302		—	302
Class ABLE-A2	3		—	3		—	[1]	—	—	[1]
Class R-1	5		—	5		3		—	3
Class R-2	166		—	166		113		—	113
Class R-2E	12		—	12		13		—	13
Class R-3	255		—	255		197		—	197
Class R-4	197		—	197		176		—	176
Class R-5E	21		—	21		4		—	4
Class R-5	45		—	45		44		—	44
Class R-6	376		—	376		250		—	250
Total	$25,308		$—	$25,308		$20,250		$—	$20,250

Tax-Exempt Preservation Portfolio

	Year ended October 31, 2019					Year ended October 31, 2018
Share class	Ordinary income[3]		Long-term capital gains	Total distributions paid		Ordinary income[3]		Long-term capital gains	Total distributions paid
Class A	$5,623		$—	$5,623		$5,432		$—	$5,432
Class C	410		—	410		476		—	476
Class T	—	[1]	—	—	[1]	—	[1]	—	—	[1]
Class F-1	68		—	68		107		—	107
Class F-2	1,016		—	1,016		735		—	735
Class F-3	84		—	84		45		—	45
Total	$7,201		$—	$7,201		$6,795		$—	$6,795

[1]	Amount less than one thousand.
[2]	Class ABLE-A shares began investment operations on July 13, 2018.
[3]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of

American Funds Portfolio Series	37

average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2019, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Advantaged Growth and Income Portfolio	375	Not applicable	Not applicable
Preservation Portfolio	—	—	—
Tax-Exempt Preservation Portfolio	421	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. Prior to July 1, 2019, CRMC received administrative services fees at the annual rate of 0.05% of daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. The board of directors or trustees of each underlying fund authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund (which could increase as noted above) for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the Class 529 and ABLE shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the ABLE plan services fees it is owed from Class ABLE-A shares as compensation for its oversight and administration of ABLEAmerica®. The waiver is expected to remain in effect until the date on which total net assets invested in ABLEAmerica® reach $300 million or June 30, 2023, whichever is earlier. The fee is included in other expenses and the waiver is shown as ABLE plan services waiver in each fund’s statement of operations. Virginia529 is not considered a related party to the fund.

38	American Funds Portfolio Series

Class-specific expenses under the agreements described in this section for the year ended October 31, 2019, were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$4,677	$2,538		Not applicable
Class C	3,677	497		Not applicable
Class T	—	—	*	Not applicable
Class F-1	192	97		Not applicable
Class F-2	Not applicable	456		Not applicable
Class F-3	—	2		Not applicable
Class 529-A	743	373		$206
Class 529-C	768	93		51
Class 529-E	61	9		8
Class 529-T	—	—	*	—	*
Class 529-F-1	—	40		23
Class ABLE-A	1	—	*	—	*
Class R-1	47	4		Not applicable
Class R-2	604	281		Not applicable
Class R-2E	29	10		Not applicable
Class R-3	248	76		Not applicable
Class R-4	58	24		Not applicable
Class R-5E	Not applicable	7		Not applicable
Class R-5	Not applicable	5		Not applicable
Class R-6	Not applicable	3		Not applicable
Total class-specific expenses	$11,105	$4,515		$288

Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$11,533	$5,641		Not applicable
Class C	9,227	1,179		Not applicable
Class T	—	—	*	Not applicable
Class F-1	242	121		Not applicable
Class F-2	Not applicable	598		Not applicable
Class F-3	—	2		Not applicable
Class 529-A	2,020	928		$539
Class 529-C	1,891	219		125
Class 529-E	173	22		23
Class 529-T	—	—	*	—	*
Class 529-F-1	—	106		62
Class ABLE-A	2	—	*	—	*
Class R-1	194	19		Not applicable
Class R-2	1,366	617		Not applicable
Class R-2E	57	20		Not applicable
Class R-3	580	174		Not applicable
Class R-4	146	58		Not applicable
Class R-5E	Not applicable	18		Not applicable
Class R-5	Not applicable	12		Not applicable
Class R-6	Not applicable	4		Not applicable
Total class-specific expenses	$27,431	$9,738		$749

Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$15,156	$4,673		Not applicable
Class C	12,040	980		Not applicable
Class T	—	—	*	Not applicable
Class F-1	422	199		Not applicable
Class F-2	Not applicable	721		Not applicable
Class F-3	—	2		Not applicable
Class 529-A	1,333	392		$360
Class 529-C	1,596	116		105
Class 529-E	124	10		16
Class 529-T	—	—	*	—	*
Class 529-F-1	—	34		32
Class ABLE-A	2	—	*	1
Class R-1	120	11		Not applicable
Class R-2	1,109	487		Not applicable
Class R-2E	72	24		Not applicable
Class R-3	505	151		Not applicable
Class R-4	168	65		Not applicable
Class R-5E	Not applicable	12		Not applicable
Class R-5	Not applicable	12		Not applicable
Class R-6	Not applicable	5		Not applicable
Total class-specific expenses	$32,647	$7,894		$514

Moderate Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$13,929	$3,275		Not applicable
Class C	11,225	723		Not applicable
Class T	—	—	*	Not applicable
Class F-1	356	163		Not applicable
Class F-2	Not applicable	745		Not applicable
Class F-3	—	1		Not applicable
Class 529-A	886	202		$238
Class 529-C	1,166	67		77
Class 529-E	69	4		9
Class 529-T	—	—	*	—	*
Class 529-F-1	—	25		30
Class ABLE-A	1	—	*	—	*
Class R-1	125	13		Not applicable
Class R-2	863	385		Not applicable
Class R-2E	54	18		Not applicable
Class R-3	633	188		Not applicable
Class R-4	241	95		Not applicable
Class R-5E	Not applicable	17		Not applicable
Class R-5	Not applicable	12		Not applicable
Class R-6	Not applicable	9		Not applicable
Total class-specific expenses	$29,548	$5,942		$354

See end of tables for footnote.

American Funds Portfolio Series	39

Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$9,437	$1,795		Not applicable
Class C	6,697	348		Not applicable
Class T	—	—	*	Not applicable
Class F-1	207	95		Not applicable
Class F-2	Not applicable	399		Not applicable
Class F-3	—	1		Not applicable
Class 529-A	368	69		$102
Class 529-C	494	22		33
Class 529-E	31	2		4
Class 529-T	—	—	*	—	*
Class 529-F-1	—	11		16
Class ABLE-A	1	—	*	—	*
Class R-1	15	2		Not applicable
Class R-2	290	129		Not applicable
Class R-2E	4	1		Not applicable
Class R-3	160	46		Not applicable
Class R-4	80	33		Not applicable
Class R-5E	Not applicable	7		Not applicable
Class R-5	Not applicable	4		Not applicable
Class R-6	Not applicable	3		Not applicable
Total class-specific expenses	$17,784	$2,967		$155

Tax-Advantaged Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$5,255	$603
Class C	2,947	102
Class T	—	—	*
Class F-1	538	256
Class F-2	Not applicable	233
Class F-3	Not applicable	—	*
Total class-specific expenses	$8,740	$1,194

Preservation Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$2,777		$783		Not applicable
Class C	1,178		96		Not applicable
Class T	—		—	*	Not applicable
Class F-1	53		26		Not applicable
Class F-2	Not applicable		92		Not applicable
Class F-3	—		—	*	Not applicable
Class 529-A	274		85		$76
Class 529-C	283		21		19
Class 529-E	22		2		3
Class 529-T	—		—	*	—	*
Class 529-F-1	—		17		15
Class ABLE-A	—	*	—	*	—	*
Class R-1	5		1		Not applicable
Class R-2	115		53		Not applicable
Class R-2E	5		2		Not applicable
Class R-3	85		24		Not applicable
Class R-4	27		10		Not applicable
Class R-5E	Not applicable		2		Not applicable
Class R-5	Not applicable		1		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$4,824		$1,216		$113

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$ 982	$122
Class C	409	16
Class T	—	—	*
Class F-1	11	6
Class F-2	Not applicable	50
Class F-3	Not applicable	—	*
Total class-specific expenses	$1,402	$194

*	Amount less than one thousand.

40	American Funds Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Portfolio	$15	$—	*	$15
Growth Portfolio	33	1		34
Growth and Income Portfolio	39	1		40
Moderate Growth and Income Portfolio	35	1		36
Conservative Growth and Income Portfolio	21	1		22
Tax-Advantaged Growth and Income Portfolio	11	—	*	11
Preservation Portfolio	6	—	*	6
Tax-Exempt Preservation Portfolio	2	—	*	2

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2019, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$382,103	$91,469
Growth Portfolio	1,353,748	21,586
Growth and Income Portfolio	1,120,939	63,475
Moderate Growth and Income Portfolio	977,043	54,165
Conservative Growth and Income Portfolio	654,561	54,889
Tax-Advantaged Growth and Income Portfolio	564,483	29,879
Preservation Portfolio	222,159	64,621
Tax-Exempt Preservation Portfolio	91,149	63,921

American Funds Portfolio Series	41

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$355,639	22,110	$89,065	6,255		$(292,754)	(18,143)	$151,950	10,222
Class C	66,074	4,164	15,529	1,104		(76,206)	(4,788)	5,397	480
Class T	—	—	—	—		—	—	—	—
Class F-1	24,807	1,516	3,705	260		(26,988)	(1,668)	1,524	108
Class F-2	145,749	8,985	19,559	1,370		(167,758)	(10,499)	(2,450)	(144)
Class F-3	31,093	1,959	3,363	236		(28,586)	(1,822)	5,870	373
Class 529-A	63,267	3,932	14,590	1,026		(36,820)	(2,277)	41,037	2,681
Class 529-C	10,401	653	3,233	230		(14,275)	(894)	(641)	(11)
Class 529-E	2,454	154	568	40		(1,978)	(123)	1,044	71
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	13,889	855	1,605	113		(6,631)	(408)	8,863	560
Class ABLE-A	361	23	5	—	[2]	(28)	(1)	338	22
Class R-1	1,542	96	189	14		(1,468)	(92)	263	18
Class R-2	23,288	1,468	3,353	239		(18,400)	(1,164)	8,241	543
Class R-2E	1,937	122	217	15		(1,681)	(104)	473	33
Class R-3	16,769	1,047	2,216	156		(15,978)	(995)	3,007	208
Class R-4	6,295	392	1,068	74		(7,167)	(443)	196	23
Class R-5E	3,172	202	165	12		(549)	(33)	2,788	181
Class R-5	1,884	115	423	30		(1,496)	(93)	811	52
Class R-6	28,914	1,773	3,169	221		(14,253)	(870)	17,830	1,124
Total net increase (decrease)	$797,535	49,566	$162,023	11,395		$(713,016)	(44,417)	$246,542	16,544

Year ended October 31, 2018

Class A	$592,636	34,319	$90,842	5,440		$(272,101)	(15,863)	$411,377	23,896
Class C	128,203	7,544	16,477	999		(60,748)	(3,585)	83,932	4,958
Class T	—	—	—	—		—	—	—	—
Class F-1	46,247	2,675	3,696	221		(27,109)	(1,580)	22,834	1,316
Class F-2	280,376	16,240	16,307	974		(119,105)	(6,896)	177,578	10,318
Class F-3	63,190	3,645	1,091	65		(11,837)	(689)	52,444	3,021
Class 529-A	99,662	5,774	14,090	844		(29,656)	(1,730)	84,096	4,888
Class 529-C	20,229	1,189	3,783	229		(14,870)	(871)	9,142	547
Class 529-E	4,482	262	522	32		(1,469)	(86)	3,535	208
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	17,804	1,038	1,096	66		(4,947)	(285)	13,953	819
Class ABLE-A3	56	3	—	—		— [2]	— [2]	56	3
Class R-1	2,395	139	215	13		(880)	(52)	1,730	100
Class R-2	31,534	1,864	3,796	231		(21,855)	(1,295)	13,475	800
Class R-2E	2,865	166	100	6		(187)	(11)	2,778	161
Class R-3	20,005	1,170	2,101	126		(9,223)	(538)	12,883	758
Class R-4	10,096	589	1,006	60		(4,287)	(248)	6,815	401
Class R-5E	3,113	182	—	—		(261)	(16)	2,852	166
Class R-5	2,637	151	487	29		(2,403)	(139)	721	41
Class R-6	21,919	1,257	3,030	180		(13,733)	(794)	11,216	643
Total net increase (decrease)	$1,347,449	78,207	$158,640	9,515		$(594,671)	(34,678)	$911,418	53,044

42	American Funds Portfolio Series

Growth Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2019

Class A	$1,040,880	58,500	$221,969		14,093		$(601,059)	(33,758)	$661,790		38,835
Class C	203,332	11,603	41,996		2,704		(164,480)	(9,390)	80,848		4,917
Class T	—	—	—		—		—	—	—		—
Class F-1	36,717	2,066	5,064		322		(38,877)	(2,173)	2,904		215
Class F-2	265,499	14,876	27,509		1,741		(185,820)	(10,411)	107,188		6,206
Class F-3	61,276	3,485	4,817		306		(27,112)	(1,527)	38,981		2,264
Class 529-A	197,366	11,106	40,402		2,569		(86,378)	(4,832)	151,390		8,843
Class 529-C	29,674	1,700	8,733		563		(35,064)	(1,995)	3,343		268
Class 529-E	8,964	506	1,688		108		(4,952)	(279)	5,700		335
Class 529-T	—	—	1		—	[2]	—	—	1		—	[2]
Class 529-F-1	38,687	2,153	4,574		290		(12,409)	(688)	30,852		1,755
Class ABLE-A	1,147	65	17		1		(39)	(3)	1,125		63
Class R-1	7,923	449	813		52		(2,286)	(129)	6,450		372
Class R-2	55,585	3,176	8,174		527		(35,638)	(2,033)	28,121		1,670
Class R-2E	2,265	134	413		27		(883)	(49)	1,795		112
Class R-3	37,346	2,099	5,669		362		(27,633)	(1,567)	15,382		894
Class R-4	15,097	850	3,002		191		(15,073)	(838)	3,026		203
Class R-5E	7,404	422	516		33		(1,945)	(109)	5,975		346
Class R-5	6,115	338	1,226		77		(9,963)	(566)	(2,622)		(151)
Class R-6	63,388	3,560	4,942		312		(31,023)	(1,722)	37,307		2,150
Total net increase (decrease)	$2,078,665	117,088	$381,525		24,278		$(1,280,634)	(72,069)	$1,179,556		69,297

Year ended October 31, 2018

Class A	$1,108,586	59,007	$115,029		6,359		$(541,244)	(28,883)	$682,371		36,483
Class C	241,313	13,059	20,935		1,174		(148,417)	(8,049)	113,831		6,184
Class T	—	—	—		—		—	—	—		—
Class F-1	47,322	2,516	2,769		153		(34,835)	(1,848)	15,256		821
Class F-2	304,892	16,177	10,929		602		(124,374)	(6,577)	191,447		10,202
Class F-3	62,956	3,310	907		50		(5,866)	(312)	57,997		3,048
Class 529-A	200,219	10,683	20,030		1,108		(60,668)	(3,238)	159,581		8,553
Class 529-C	34,918	1,896	4,760		267		(39,631)	(2,159)	47		4
Class 529-E	7,334	395	853		48		(2,754)	(147)	5,433		296
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	27,950	1,486	2,059		114		(6,413)	(340)	23,596		1,260
Class ABLE-A3	76	4	—		—		(7)	— [2]	69		4
Class R-1	8,613	466	258		14		(1,824)	(99)	7,047		381
Class R-2	61,466	3,336	3,977		223		(39,285)	(2,130)	26,158		1,429
Class R-2E	3,344	178	201		11		(1,042)	(58)	2,503		131
Class R-3	39,295	2,107	2,830		157		(20,308)	(1,090)	21,817		1,174
Class R-4	19,537	1,040	1,633		90		(15,286)	(812)	5,884		318
Class R-5E	4,594	247	202		11		(1,522)	(81)	3,274		177
Class R-5	8,524	451	769		42		(5,228)	(278)	4,065		215
Class R-6	44,781	2,361	2,340		129		(21,305)	(1,121)	25,816		1,369
Total net increase (decrease)	$2,225,720	118,719	$190,481		10,552		$(1,070,009)	(57,222)	$1,346,192		72,049

See end of tables for footnotes.

American Funds Portfolio Series	43

Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$1,101,534	75,205	$314,502		22,995		$(813,746)	(55,534)	$602,290	42,666
Class C	215,035	14,767	58,443		4,336		(224,966)	(15,461)	48,512	3,642
Class T	—	—	—		—		—	—	—	—
Class F-1	56,275	3,853	8,969		656		(49,921)	(3,405)	15,323	1,104
Class F-2	262,244	17,928	36,495		2,661		(215,449)	(14,746)	83,290	5,843
Class F-3	64,363	4,419	4,663		338		(37,621)	(2,573)	31,405	2,184
Class 529-A	106,989	7,301	29,715		2,175		(77,439)	(5,276)	59,265	4,200
Class 529-C	25,706	1,764	7,745		574		(32,443)	(2,216)	1,008	122
Class 529-E	5,709	389	1,304		96		(3,891)	(265)	3,122	220
Class 529-T	—	—	1		—	[2]	—	—	1	—	[2]
Class 529-F-1	17,973	1,221	2,648		192		(8,784)	(595)	11,837	818
Class ABLE-A	973	67	20		1		(77)	(5)	916	63
Class R-1	5,378	367	505		37		(1,801)	(121)	4,082	283
Class R-2	37,403	2,579	7,153		531		(34,195)	(2,351)	10,361	759
Class R-2E	5,475	375	547		40		(1,869)	(127)	4,153	288
Class R-3	28,635	1,964	5,137		378		(22,686)	(1,545)	11,086	797
Class R-4	16,716	1,151	3,616		265		(17,965)	(1,224)	2,367	192
Class R-5E	4,774	331	397		29		(1,251)	(85)	3,920	275
Class R-5	3,738	255	1,265		92		(5,276)	(357)	(273)	(10)
Class R-6	103,012	7,057	9,234		669		(32,777)	(2,225)	79,469	5,501
Total net increase (decrease)	$2,061,932	140,993	$492,359		36,065		$(1,582,157)	(108,111)	$972,134	68,947

Year ended October 31, 2018

Class A	$1,257,244	82,007	$175,162		11,536		$(745,584)	(48,696)	$686,822	44,847
Class C	265,242	17,404	31,025		2,057		(217,347)	(14,277)	78,920	5,184
Class T	—	—	—		—		—	—	—	—
Class F-1	80,918	5,271	5,356		353		(75,859)	(4,939)	10,415	685
Class F-2	358,288	23,332	16,667		1,095		(140,038)	(9,139)	234,917	15,288
Class F-3	53,226	3,467	1,618		106		(9,893)	(643)	44,951	2,930
Class 529-A	124,831	8,139	16,356		1,078		(60,470)	(3,944)	80,717	5,273
Class 529-C	31,762	2,080	4,101		272		(35,378)	(2,315)	485	37
Class 529-E	5,221	342	697		46		(2,861)	(187)	3,057	201
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	—	[2]
Class 529-F-1	14,826	969	1,331		88		(7,418)	(483)	8,739	574
Class ABLE-A3	120	8	—	[2]	—	[2]	(3)	— [2]	117	8
Class R-1	5,458	358	214		14		(3,398)	(222)	2,274	150
Class R-2	45,481	2,993	3,572		237		(30,244)	(1,991)	18,809	1,239
Class R-2E	2,289	149	256		17		(961)	(63)	1,584	103
Class R-3	33,097	2,164	2,782		184		(21,570)	(1,412)	14,309	936
Class R-4	19,651	1,284	2,530		167		(30,646)	(1,994)	(8,465)	(543)
Class R-5E	3,276	215	164		10		(1,045)	(68)	2,395	157
Class R-5	22,607	1,468	751		49		(20,314)	(1,319)	3,044	198
Class R-6	71,874	4,676	3,816		251		(35,461)	(2,304)	40,229	2,623
Total net increase (decrease)	$2,395,411	156,326	$266,398		17,560		$(1,438,490)	(93,996)	$1,223,319	79,890

44	American Funds Portfolio Series

Moderate Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$1,092,529	74,961	$213,142		15,476		$(703,959)	(48,257)	$601,712	42,180
Class C	193,528	13,360	40,143		2,961		(218,090)	(15,081)	15,581	1,240
Class T	—	—	—		—		—	—	—	—
Class F-1	38,776	2,652	6,003		436		(40,829)	(2,803)	3,950	285
Class F-2	311,692	21,622	29,526		2,136		(246,015)	(17,010)	95,203	6,748
Class F-3	97,226	6,670	4,236		303		(49,371)	(3,353)	52,091	3,620
Class 529-A	86,760	5,932	15,090		1,096		(73,619)	(5,025)	28,231	2,003
Class 529-C	22,133	1,524	4,246		313		(34,278)	(2,359)	(7,899)	(522)
Class 529-E	4,330	296	560		41		(3,481)	(239)	1,409	98
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	19,140	1,306	1,982		144		(15,141)	(1,030)	5,981	420
Class ABLE-A	733	50	15		1		(56)	(4)	692	47
Class R-1	3,285	227	459		34		(4,416)	(307)	(672)	(46)
Class R-2	31,475	2,178	4,074		301		(25,690)	(1,779)	9,859	700
Class R-2E	5,320	370	310		23		(2,724)	(191)	2,906	202
Class R-3	32,428	2,219	5,007		366		(31,033)	(2,131)	6,402	454
Class R-4	16,291	1,118	4,021		293		(28,127)	(1,928)	(7,815)	(517)
Class R-5E	6,001	407	481		35		(2,835)	(196)	3,647	246
Class R-5	3,686	253	985		71		(5,287)	(363)	(616)	(39)
Class R-6	142,690	9,710	14,941		1,076		(61,250)	(4,176)	96,381	6,610
Total net increase (decrease)	$2,108,023	144,855	$345,222		25,106		$(1,546,201)	(106,232)	$907,044	63,729

Year ended October 31, 2018

Class A	$1,254,308	84,054	$157,132		10,601		$(637,390)	(42,762)	$774,050	51,893
Class C	266,594	17,972	30,947		2,100		(204,669)	(13,813)	92,872	6,259
Class T	—	—	—		—		—	—	—	—
Class F-1	67,313	4,503	5,183		350		(68,396)	(4,578)	4,100	275
Class F-2	387,384	25,915	18,278		1,231		(169,937)	(11,395)	235,725	15,751
Class F-3	45,298	3,042	2,201		149		(12,703)	(850)	34,796	2,341
Class 529-A	112,908	7,560	11,222		757		(59,015)	(3,954)	65,115	4,363
Class 529-C	32,204	2,165	3,256		220		(35,715)	(2,395)	(255)	(10)
Class 529-E	4,302	289	394		27		(2,471)	(165)	2,225	151
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	14,733	987	1,325		89		(5,781)	(385)	10,277	691
Class ABLE-A3	154	11	—	[2]	—	[2]	(8)	(1)	146	10
Class R-1	5,566	374	309		21		(3,326)	(224)	2,549	171
Class R-2	36,114	2,433	3,114		211		(29,155)	(1,966)	10,073	678
Class R-2E	4,335	290	148		10		(12,631)	(851)	(8,148)	(551)
Class R-3	43,913	2,945	3,635		246		(27,670)	(1,858)	19,878	1,333
Class R-4	30,561	2,054	3,514		237		(25,391)	(1,699)	8,684	592
Class R-5E	6,620	441	231		16		(3,408)	(228)	3,443	229
Class R-5	6,676	445	827		56		(4,715)	(316)	2,788	185
Class R-6	99,823	6,675	10,942		737		(63,854)	(4,286)	46,911	3,126
Total net increase (decrease)	$2,418,806	162,155	$252,658		17,058		$(1,366,235)	(91,726)	$1,305,229	87,487

See end of tables for footnotes.

American Funds Portfolio Series	45

Conservative Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$763,317	61,463	$157,189		13,009		$(520,173)	(41,953)	$400,333	32,519
Class C	123,068	9,944	26,061		2,176		(138,870)	(11,254)	10,259	866
Class T	—	—	—		—		—	—	—	—
Class F-1	33,402	2,692	3,731		309		(26,052)	(2,099)	11,081	902
Class F-2	172,852	13,897	17,294		1,427		(127,844)	(10,297)	62,302	5,027
Class F-3	34,044	2,761	2,572		213		(28,624)	(2,313)	7,992	661
Class 529-A	64,715	5,196	6,943		574		(39,931)	(3,214)	31,727	2,556
Class 529-C	19,254	1,556	1,893		158		(16,395)	(1,327)	4,752	387
Class 529-E	2,693	217	268		22		(3,269)	(266)	(308)	(27)
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	15,231	1,218	1,125		93		(5,532)	(446)	10,824	865
Class ABLE-A	470	38	13		1		(65)	(5)	418	34
Class R-1	505	41	57		4		(268)	(21)	294	24
Class R-2	16,610	1,351	1,487		124		(10,194)	(833)	7,903	642
Class R-2E	360	30	22		2		(144)	(12)	238	20
Class R-3	12,505	1,004	1,363		113		(11,121)	(896)	2,747	221
Class R-4	13,255	1,053	1,426		118		(10,285)	(825)	4,396	346
Class R-5E	2,316	192	208		17		(928)	(75)	1,596	134
Class R-5	1,604	129	351		29		(1,414)	(113)	541	45
Class R-6	38,632	3,084	2,263		186		(17,264)	(1,373)	23,631	1,897
Total net increase (decrease)	$1,314,833	105,866	$224,267		18,575		$(958,373)	(77,322)	$580,727	47,119

Year ended October 31, 2018

Class A	$635,916	50,457	$111,560		8,903		$(592,116)	(47,039)	$155,360	12,321
Class C	119,536	9,550	18,527		1,485		(151,928)	(12,137)	(13,865)	(1,102)
Class T	—	—	—		—		—	—	—	—
Class F-1	32,523	2,581	2,915		233		(46,601)	(3,709)	(11,163)	(895)
Class F-2	177,530	14,105	10,894		869		(110,484)	(8,750)	77,940	6,224
Class F-3	38,640	3,067	1,340		107		(13,006)	(1,036)	26,974	2,138
Class 529-A	67,662	5,363	4,252		340		(30,595)	(2,430)	41,319	3,273
Class 529-C	16,581	1,322	1,238		99		(22,563)	(1,789)	(4,744)	(368)
Class 529-E	1,560	124	204		16		(1,770)	(140)	(6)	— [2]
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	14,619	1,159	545		43		(4,179)	(331)	10,985	871
Class ABLE-A3	89	7	—	[2]	—	[2]	(14)	(1)	75	6
Class R-1	374	30	49		4		(1,070)	(86)	(647)	(52)
Class R-2	11,241	897	916		73		(8,452)	(675)	3,705	295
Class R-2E	336	27	7		—	[2]	(189)	(15)	154	12
Class R-3	8,981	716	978		78		(9,971)	(792)	(12)	2
Class R-4	9,110	724	1,218		98		(14,754)	(1,177)	(4,426)	(355)
Class R-5E	1,355	109	112		9		(804)	(64)	663	54
Class R-5	2,027	161	259		21		(2,033)	(161)	253	21
Class R-6	17,825	1,418	1,318		105		(14,150)	(1,124)	4,993	399
Total net increase (decrease)	$1,155,905	91,817	$156,332		12,483		$(1,024,679)	(81,456)	$287,558	22,844

46	American Funds Portfolio Series

Tax-Advantaged Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$513,146	37,858	$71,777	5,470	$(222,160)	(16,603)	$362,763	26,725
Class C	88,142	6,545	10,335	797	(57,937)	(4,317)	40,540	3,025
Class T	—	—	—	—	—	—	—	—
Class F-1	103,083	7,625	8,728	666	(66,266)	(4,913)	45,545	3,378
Class F-2	127,034	9,394	9,374	711	(56,910)	(4,245)	79,498	5,860
Class F-3	21,941	1,627	2,392	182	(26,730)	(1,997)	(2,397)	(188)
Total net increase (decrease)	$853,346	63,049	$102,606	7,826	$(430,003)	(32,075)	$525,949	38,800

Year ended October 31, 2018

Class A	$464,416	34,061	$54,633	4,031	$(150,422)	(11,065)	$368,627	27,027
Class C	98,560	7,278	7,857	583	(43,095)	(3,189)	63,322	4,672
Class T	—	—	—	—	—	—	—	—
Class F-1	188,648	13,783	6,723	496	(134,048)	(9,913)	61,323	4,366
Class F-2	112,439	8,246	5,269	388	(35,357)	(2,594)	82,351	6,040
Class F-3	40,086	2,942	1,493	110	(8,011)	(589)	33,568	2,463
Total net increase (decrease)	$904,149	66,310	$75,975	5,608	$(370,933)	(27,350)	$609,191	44,568

See end of tables for footnotes.

American Funds Portfolio Series	47

Preservation Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$350,907	35,467	$17,454		1,764		$(292,899)	(29,655)	$75,462	7,576
Class C	33,319	3,373	1,253		127		(40,193)	(4,077)	(5,621)	(577)
Class T	—	—	—		—		—	—	—	—
Class F-1	12,416	1,253	378		39		(12,430)	(1,256)	364	36
Class F-2	63,081	6,380	1,982		200		(41,181)	(4,165)	23,882	2,415
Class F-3	11,146	1,122	93		9		(3,824)	(384)	7,415	747
Class 529-A	60,368	6,097	2,096		212		(34,547)	(3,493)	27,917	2,816
Class 529-C	16,971	1,716	297		30		(13,893)	(1,406)	3,375	340
Class 529-E	3,735	378	72		7		(2,308)	(234)	1,499	151
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	15,084	1,521	490		49		(8,312)	(839)	7,262	731
Class ABLE-A	242	24	3		—	[2]	(73)	(7)	172	17
Class R-1	362	36	5		—	[2]	(438)	(44)	(71)	(8)
Class R-2	9,206	932	166		17		(6,926)	(703)	2,446	246
Class R-2E	473	48	12		1		(305)	(30)	180	19
Class R-3	14,121	1,418	256		26		(12,292)	(1,236)	2,085	208
Class R-4	3,306	333	197		20		(3,585)	(368)	(82)	(15)
Class R-5E	1,142	116	20		2		(186)	(19)	976	99
Class R-5	620	62	45		5		(455)	(46)	210	21
Class R-6	14,567	1,468	376		38		(5,028)	(508)	9,915	998
Total net increase (decrease)	$611,066	61,744	$25,195		2,546		$(478,875)	(48,470)	$157,386	15,820

Year ended October 31, 2018

Class A	$331,114	33,819	$14,517		1,489		$(382,729)	(39,151)	$(37,098)	(3,843)
Class C	30,248	3,097	1,031		106		(62,735)	(6,428)	(31,456)	(3,225)
Class T	—	—	—		—		—	—	—	—
Class F-1	8,398	859	333		34		(13,371)	(1,367)	(4,640)	(474)
Class F-2	63,135	6,444	1,439		148		(50,056)	(5,125)	14,518	1,467
Class F-3	2,356	240	30		3		(1,331)	(136)	1,055	107
Class 529-A	57,150	5,842	1,466		151		(41,079)	(4,206)	17,537	1,787
Class 529-C	12,799	1,311	198		20		(21,889)	(2,234)	(8,892)	(903)
Class 529-E	2,071	212	53		5		(1,871)	(192)	253	25
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	—[2]
Class 529-F-1	10,160	1,043	302		31		(6,686)	(684)	3,776	390
Class ABLE-A3	61	6	—	[2]	—	[2]	(15)	(1)	46	5
Class R-1	273	28	3		—	[2]	(398)	(40)	(122)	(12)
Class R-2	4,732	485	113		12		(5,321)	(545)	(476)	(48)
Class R-2E	356	36	13		2		(1,579)	(162)	(1,210)	(124)
Class R-3	5,913	605	197		20		(5,126)	(525)	984	100
Class R-4	6,364	651	176		18		(4,895)	(500)	1,645	169
Class R-5E	449	46	4		—	[2]	(49)	(5)	404	41
Class R-5	534	55	44		5		(1,712)	(175)	(1,134)	(115)
Class R-6	9,228	945	251		26		(11,245)	(1,152)	(1,766)	(181)
Total net increase (decrease)	$545,341	55,724	$20,170		2,070		$(612,087)	(62,628)	$(46,576)	(4,834)

48	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$123,786	12,730	$5,529	566	$(114,783)	(11,785)	$14,532	1,511
Class C	9,211	943	406	41	(15,480)	(1,587)	(5,863)	(603)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,624	268	66	7	(2,801)	(286)	(111)	(11)
Class F-2	42,565	4,355	1,008	103	(29,446)	(3,011)	14,127	1,447
Class F-3	6,650	678	83	8	(2,165)	(220)	4,568	466
Total net increase (decrease)	$184,836	18,974	$7,092	725	$(164,675)	(16,889)	$27,253	2,810

Year ended October 31, 2018

Class A	$101,037	10,429	$5,305	549	$(127,231)	(13,149)	$(20,889)	(2,171)
Class C	8,864	917	471	49	(18,674)	(1,935)	(9,339)	(969)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,161	326	105	11	(9,435)	(973)	(6,169)	(636)
Class F-2	29,051	3,003	711	74	(19,557)	(2,022)	10,205	1,055
Class F-3	2,520	259	45	4	(1,931)	(199)	634	64
Total net increase (decrease)	$144,633	14,934	$6,637	687	$(176,828)	(18,278)	$(25,558)	(2,657)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class ABLE-A shares began investment operations on July 13, 2018.

American Funds Portfolio Series	49

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2019	$16.01	$.17	$1.82	$1.99	$(.16)	$(.65)	$(.81)	$17.19	13.55%	$2,042		.40%		.40%		.83%		1.04%
10/31/2018	17.37	.11	(.42)	(.31)	(.12)	(.93)	(1.05)	16.01	(2.09)	1,737		.39		.39		.83		.63
10/31/2017	14.29	.16	3.44	3.60	(.15)	(.37)	(.52)	17.37	26.05	1,471		.35		.35		.79		1.02
10/31/2016	14.58	.15	.11	.26	(.13)	(.42)	(.55)	14.29	1.86	1,074		.35		.33		.82		1.11
10/31/2015	14.82	.15	(.03)	.12	(.14)	(.22)	(.36)	14.58	.85	990		.45		.35		.84		1.02
Class C:
10/31/2019	15.71	.05	1.81	1.86	(.05)	(.65)	(.70)	16.87	12.74	384		1.15		1.15		1.58		.31
10/31/2018	17.08	(.02)	(.42)	(.44)	— [6]	(.93)	(.93)	15.71	(2.85)	350		1.12		1.12		1.56		(.11)
10/31/2017	14.05	.04	3.40	3.44	(.04)	(.37)	(.41)	17.08	25.16	295		1.11		1.11		1.55		.28
10/31/2016	14.37	.04	.09	.13	(.03)	(.42)	(.45)	14.05	.99	227		1.14		1.13		1.62		.30
10/31/2015	14.63	.03	(.02)	.01	(.05)	(.22)	(.27)	14.37	.06	198		1.22		1.12		1.61		.22
Class T:
10/31/2019	16.04	.22	1.82	2.04	(.21)	(.65)	(.86)	17.22	13.87 [7]	—	[8]	.15	[7]	.15	[7]	.58	[7]	1.35	[7]
10/31/2018	17.40	.17	(.45)	(.28)	(.15)	(.93)	(1.08)	16.04	(1.86)[7]	—	[8]	.10	[7]	.10	[7]	.54	[7]	.99	[7]
10/31/2017[9,10]	15.06	.05	2.29	2.34	—	—	—	17.40	15.54 [7,11]	—	[8]	.12	[7,12]	.12	[7,12]	.56	[7,12]	.52	[7,12]
Class F-1:
10/31/2019	16.02	.17	1.83	2.00	(.16)	(.65)	(.81)	17.21	13.59	82		.40		.40		.83		1.07
10/31/2018	17.39	.11	(.44)	(.33)	(.11)	(.93)	(1.04)	16.02	(2.15)	75		.38		.38		.82		.61
10/31/2017	14.30	.15	3.45	3.60	(.14)	(.37)	(.51)	17.39	26.01	58		.39		.39		.83		.99
10/31/2016	14.58	.15	.10	.25	(.11)	(.42)	(.53)	14.30	1.77	40		.42		.40		.89		1.08
10/31/2015	14.82	.15	(.04)	.11	(.13)	(.22)	(.35)	14.58	.77	39		.50		.40		.89		1.01
Class F-2:
10/31/2019	16.08	.22	1.83	2.05	(.21)	(.65)	(.86)	17.27	13.89	422		.14		.14		.57		1.34
10/31/2018	17.44	.14	(.42)	(.28)	(.15)	(.93)	(1.08)	16.08	(1.88)	395		.13		.13		.57		.84
10/31/2017	14.34	.17	3.48	3.65	(.18)	(.37)	(.55)	17.44	26.37	249		.13		.13		.57		1.10
10/31/2016	14.64	.16	.12	.28	(.16)	(.42)	(.58)	14.34	1.98	105		.15		.13		.62		1.15
10/31/2015	14.87	.19	(.04)	.15	(.16)	(.22)	(.38)	14.64	1.08	55		.24		.14		.63		1.28
Class F-3:
10/31/2019	16.06	.23	1.83	2.06	(.23)	(.65)	(.88)	17.24	13.98	74		.02		.02		.45		1.41
10/31/2018	17.41	.13	(.39)	(.26)	(.16)	(.93)	(1.09)	16.06	(1.74)	62		.02		.02		.46		.75
10/31/2017[9,13]	14.50	.06	2.85	2.91	—	—	—	17.41	20.07 [11]	15		.02	[12]	.02	[12]	.46	[12]	.51	[12]

50	American Funds Portfolio Series

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2019	$15.98	$.16	$1.83	$1.99	$(.16)	$(.65)	$(.81)	$17.16	13.56%	$346		.44%		.44%		.87%		.99%
10/31/2018	17.35	.10	(.43)	(.33)	(.11)	(.93)	(1.04)	15.98	(2.17)	279		.41		.41		.85		.60
10/31/2017	14.27	.15	3.44	3.59	(.14)	(.37)	(.51)	17.35	26.04	218		.40		.40		.84		.96
10/31/2016	14.56	.14	.11	.25	(.12)	(.42)	(.54)	14.27	1.79	147		.41		.39		.88		1.03
10/31/2015	14.81	.14	(.04)	.10	(.13)	(.22)	(.35)	14.56	.73	126		.51		.41		.90		.97
Class 529-C:
10/31/2019	15.71	.04	1.80	1.84	(.03)	(.65)	(.68)	16.87	12.64	79		1.21		1.21		1.64		.27
10/31/2018	17.08	(.03)	(.41)	(.44)	—	(.93)	(.93)	15.71	(2.87)	74		1.18		1.18		1.62		(.16)
10/31/2017	14.03	.03	3.40	3.43	(.01)	(.37)	(.38)	17.08	25.05	71		1.19		1.19		1.63		.17
10/31/2016	14.34	.03	.10	.13	(.02)	(.42)	(.44)	14.03	.92	56		1.23		1.21		1.70		.22
10/31/2015	14.61	.03	(.04)	(.01)	(.04)	(.22)	(.26)	14.34	(.02)	53		1.31		1.21		1.70		.18
Class 529-E:
10/31/2019	15.89	.13	1.82	1.95	(.13)	(.65)	(.78)	17.06	13.30	13		.65		.65		1.08		.80
10/31/2018	17.25	.06	(.41)	(.35)	(.08)	(.93)	(1.01)	15.89	(2.33)	11		.64		.64		1.08		.35
10/31/2017	14.19	.11	3.42	3.53	(.10)	(.37)	(.47)	17.25	25.71	9		.64		.64		1.08		.69
10/31/2016	14.50	.10	.10	.20	(.09)	(.42)	(.51)	14.19	1.45	6		.68		.67		1.16		.75
10/31/2015	14.75	.10	(.02)	.08	(.11)	(.22)	(.33)	14.50	.55	5		.78		.68		1.17		.69
Class 529-T:
10/31/2019	16.03	.21	1.82	2.03	(.20)	(.65)	(.85)	17.21	13.80 [7]	—	[8]	.19	[7]	.19	[7]	.62	[7]	1.27	[7]
10/31/2018	17.39	.15	(.44)	(.29)	(.14)	(.93)	(1.07)	16.03	(1.92)[7]	—	[8]	.17	[7]	.17	[7]	.61	[7]	.89	[7]
10/31/2017[9,10]	15.06	.04	2.29	2.33	—	—	—	17.39	15.47 [7,11]	—	[8]	.19	[7,12]	.19	[7,12]	.63	[7,12]	.45	[7,12]
Class 529-F-1:
10/31/2019	16.06	.19	1.83	2.02	(.20)	(.65)	(.85)	17.23	13.75	40		.20		.20		.63		1.18
10/31/2018	17.41	.14	(.42)	(.28)	(.14)	(.93)	(1.07)	16.06	(1.87)	29		.18		.18		.62		.79
10/31/2017	14.32	.18	3.45	3.63	(.17)	(.37)	(.54)	17.41	26.25	17		.18		.18		.62		1.15
10/31/2016	14.61	.17	.11	.28	(.15)	(.42)	(.57)	14.32	1.97	10		.22		.21		.70		1.19
10/31/2015	14.85	.17	(.03)	.14	(.16)	(.22)	(.38)	14.61	.98	8		.31		.21		.70		1.12
Class ABLE-A:
10/31/2019	16.00	.09	1.90	1.99	(.22)	(.65)	(.87)	17.12	13.57	1		.43		.36		.79		.56
10/31/2018[9,14]	17.48	.01	(1.49)	(1.48)	—	—	—	16.00	(8.47)[7,11]	—	[8]	.08	[7,11]	.06	[7,11]	.50	[7,11]	.04	[7,11]

See end of tables for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
10/31/2019	$15.78	$.05	$1.82	$1.87	$(.05)	$(.65)	$(.70)	$16.95	12.74%	$5		1.10%		1.10%		1.53%		.32%
10/31/2018	17.16	(.02)	(.41)	(.43)	(.02)	(.93)	(.95)	15.78	(2.78)	5		1.10		1.10		1.54		(.10)
10/31/2017	14.08	.03	3.42	3.45	—	(.37)	(.37)	17.16	25.12	3		1.12		1.12		1.56		.19
10/31/2016	14.39	.03	.11	.14	(.03)	(.42)	(.45)	14.08	1.03	3		1.15		1.14		1.63		.24
10/31/2015	14.65	.02	(.02)	—	(.04)	(.22)	(.26)	14.39	.03	2		1.23		1.13		1.62		.17
Class R-2:
10/31/2019	15.67	.05	1.80	1.85	(.05)	(.65)	(.70)	16.82	12.72	89		1.12		1.12		1.55		.33
10/31/2018	17.03	(.01)	(.42)	(.43)	— [6]	(.93)	(.93)	15.67	(2.79)	74		1.11		1.11		1.55		(.08)
10/31/2017	14.03	.04	3.38	3.42	(.05)	(.37)	(.42)	17.03	25.10	67		1.10		1.10		1.54		.26
10/31/2016	14.35	.03	.11	.14	(.04)	(.42)	(.46)	14.03	1.03	47		1.16		1.15		1.64		.22
10/31/2015	14.62	.02	(.02)	—	(.05)	(.22)	(.27)	14.35	.03	33		1.25		1.15		1.64		.17
Class R-2E:
10/31/2019	15.86	.10	1.82	1.92	(.14)	(.65)	(.79)	16.99	13.13	5		.83		.83		1.26		.60
10/31/2018	17.24	.02	(.41)	(.39)	(.06)	(.93)	(.99)	15.86	(2.55)	4		.82		.82		1.26		.10
10/31/2017	14.27	.08	3.43	3.51	(.17)	(.37)	(.54)	17.24	25.48	1		.81		.81		1.25		.49
10/31/2016	14.57	(.05)	.31	.26	(.14)	(.42)	(.56)	14.27	1.84	1		.75		.75		1.24		(.42)
10/31/2015	14.82	.17	(.04)	.13	(.16)	(.22)	(.38)	14.57	.94 [7]	—	[8]	.38	[7]	.27	[7]	.76	[7]	1.18 [7]
Class R-3:
10/31/2019	15.88	.12	1.82	1.94	(.12)	(.65)	(.77)	17.05	13.28	52		.67		.67		1.10		.76
10/31/2018	17.24	.06	(.42)	(.36)	(.07)	(.93)	(1.00)	15.88	(2.37)	45		.67		.67		1.11		.33
10/31/2017	14.19	.10	3.42	3.52	(.10)	(.37)	(.47)	17.24	25.64	36		.66		.66		1.10		.65
10/31/2016	14.49	.09	.11	.20	(.08)	(.42)	(.50)	14.19	1.46	22		.72		.70		1.19		.69
10/31/2015	14.74	.10	(.03)	.07	(.10)	(.22)	(.32)	14.49	.48	18		.79		.69		1.18		.66
Class R-4:
10/31/2019	15.99	.17	1.83	2.00	(.17)	(.65)	(.82)	17.17	13.59	24		.37		.37		.80		1.05
10/31/2018	17.34	.11	(.42)	(.31)	(.11)	(.93)	(1.04)	15.99	(2.05)	22		.37		.37		.81		.62
10/31/2017	14.27	.15	3.44	3.59	(.15)	(.37)	(.52)	17.34	26.03	17		.36		.36		.80		1.00
10/31/2016	14.57	.15	.10	.25	(.13)	(.42)	(.55)	14.27	1.81	10		.41		.39		.88		1.08
10/31/2015	14.82	.15	(.04)	.11	(.14)	(.22)	(.36)	14.57	.81	9		.47		.37		.86		1.00
Class R-5E:
10/31/2019	16.00	.17	1.86	2.03	(.21)	(.65)	(.86)	17.17	13.89	6		.16		.16		.59		1.02
10/31/2018	17.37	.06	(.34)	(.28)	(.16)	(.93)	(1.09)	16.00	(1.90)	3		.17		.17		.61		.33
10/31/2017	14.26	.20	3.44	3.64	(.16)	(.37)	(.53)	17.37	26.42	—	[8]	.17		.10		.54		1.33
10/31/2016[9,15]	14.71	.17	(.03)	.14	(.17)	(.42)	(.59)	14.26	1.03 [11]	—	[8]	.27	[12]	.25	[12]	.74	[12]	1.32 [12]
Class R-5:
10/31/2019	16.16	.23	1.84	2.07	(.22)	(.65)	(.87)	17.36	13.94	9		.08		.08		.51		1.38
10/31/2018	17.52	.17	(.44)	(.27)	(.16)	(.93)	(1.09)	16.16	(1.83)	8		.08		.08		.52		.99
10/31/2017	14.40	.20	3.47	3.67	(.18)	(.37)	(.55)	17.52	26.46	8		.07		.07		.51		1.25
10/31/2016	14.70	.17	.11	.28	(.16)	(.42)	(.58)	14.40	2.03	4		.10		.09		.58		1.25
10/31/2015	14.88	.16	— [6]	.16	(.12)	(.22)	(.34)	14.70	1.13	3		.18		.08		.57		1.10
Class R-6:
10/31/2019	16.20	.22	1.85	2.07	(.22)	(.65)	(.87)	17.40	13.98	79		.03		.03		.46		1.36
10/31/2018	17.55	.17	(.43)	(.26)	(.16)	(.93)	(1.09)	16.20	(1.73)	56		.02		.02		.46		.99
10/31/2017	14.43	.21	3.47	3.68	(.19)	(.37)	(.56)	17.55	26.45	49		.03		.03		.47		1.31
10/31/2016	14.72	.21	.09	.30	(.17)	(.42)	(.59)	14.43	2.13	32		.05		.03		.52		1.47
10/31/2015	14.95	.20	(.04)	.16	(.17)	(.22)	(.39)	14.72	1.15	39		.14		.04		.53		1.36

52	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2019	$17.89	$.16	$1.70	$1.86	$(.16)	$(.83)	$(.99)	$18.76	11.42%		$4,894		.40%		.40%		.78%		.87%
10/31/2018	18.13	.12	.26	.38	(.13)	(.49)	(.62)	17.89	2.02		3,973		.36		.36		.74		.65
10/31/2017	15.21	.16	3.41	3.57	(.15)	(.50)	(.65)	18.13	24.39		3,364		.33		.33		.72		.97
10/31/2016	15.41	.10	.41	.51	(.11)	(.60)	(.71)	15.21	3.41		2,505		.34		.32		.76		.68
10/31/2015	15.36	.10	.43	.53	(.12)	(.36)	(.48)	15.41	3.48		2,042		.42		.32		.75		.65
Class C:
10/31/2019	17.54	.03	1.67	1.70	(.03)	(.83)	(.86)	18.38	10.55		990		1.14		1.14		1.52		.14
10/31/2018	17.78	(.02)	.27	.25	— [6]	(.49)	(.49)	17.54	1.34		858		1.12		1.12		1.50		(.09)
10/31/2017	14.94	.03	3.35	3.38	(.04)	(.50)	(.54)	17.78	23.37		761		1.11		1.11		1.50		.20
10/31/2016	15.18	(.02)	.39	.37	(.01)	(.60)	(.61)	14.94	2.54		595		1.14		1.12		1.56		(.13)
10/31/2015	15.16	(.03)	.44	.41	(.03)	(.36)	(.39)	15.18	2.69		458		1.21		1.11		1.54		(.18)
Class T:
10/31/2019	17.92	.21	1.68	1.89	(.20)	(.83)	(1.03)	18.78	11.66	[7]	—	[8]	.14	[7]	.14	[7]	.52	[7]	1.19	[7]
10/31/2018	18.15	.18	.25	.43	(.17)	(.49)	(.66)	17.92	2.30	[7]	—	[8]	.10	[7]	.10	[7]	.48	[7]	.96	[7]
10/31/2017[9,10]	16.00	.04	2.11	2.15	—	—	—	18.15	13.44	[7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.50	[7,12]	.45	[7,12]
Class F-1:
10/31/2019	17.88	.16	1.70	1.86	(.16)	(.83)	(.99)	18.75	11.40		101		.39		.39		.77		.92
10/31/2018	18.11	.12	.26	.38	(.12)	(.49)	(.61)	17.88	2.03		92		.38		.38		.76		.65
10/31/2017	15.20	.15	3.40	3.55	(.14)	(.50)	(.64)	18.11	24.25		78		.39		.39		.78		.93
10/31/2016	15.40	.09	.40	.49	(.09)	(.60)	(.69)	15.20	3.32		60		.41		.39		.83		.63
10/31/2015	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.42		51		.49		.39		.82		.61
Class F-2:
10/31/2019	17.98	.20	1.71	1.91	(.20)	(.83)	(1.03)	18.86	11.73		614		.12		.12		.50		1.12
10/31/2018	18.21	.16	.26	.42	(.16)	(.49)	(.65)	17.98	2.27		474		.12		.12		.50		.84
10/31/2017	15.27	.18	3.44	3.62	(.18)	(.50)	(.68)	18.21	24.66		294		.13		.13		.52		1.11
10/31/2016	15.47	.12	.41	.53	(.13)	(.60)	(.73)	15.27	3.58		166		.14		.13		.57		.81
10/31/2015	15.41	.13	.43	.56	(.14)	(.36)	(.50)	15.47	3.68		104		.23		.13		.56		.82
Class F-3:
10/31/2019	17.95	.21	1.71	1.92	(.22)	(.83)	(1.05)	18.82	11.81		125		.02		.02		.40		1.16
10/31/2018	18.17	.15	.30	.45	(.18)	(.49)	(.67)	17.95	2.42		78		.02		.02		.40		.78
10/31/2017[9,13]	15.59	.06	2.52	2.58	—	—	—	18.17	16.55	[11]	24		.02	[12]	.02	[12]	.41	[12]	.46	[12]

See end of tables for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2019	$17.87	$.15	$1.69	$1.84	$(.15)	$(.83)	$(.98)	$18.73	11.33%		$912		.44%		.44%		.82%		.82%
10/31/2018	18.11	.11	.26	.37	(.12)	(.49)	(.61)	17.87	2.00		712		.41		.41		.79		.60
10/31/2017	15.19	.14	3.42	3.56	(.14)	(.50)	(.64)	18.11	24.36		567		.38		.38		.77		.87
10/31/2016	15.40	.09	.40	.49	(.10)	(.60)	(.70)	15.19	3.28		370		.41		.40		.84		.60
10/31/2015	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.43		280		.49		.39		.82		.58
Class 529-C:
10/31/2019	17.51	.02	1.67	1.69	(.01)	(.83)	(.84)	18.36	10.51		196		1.19		1.19		1.57		.11
10/31/2018	17.77	(.03)	.26	.23	—	(.49)	(.49)	17.51	1.22		182		1.18		1.18		1.56		(.15)
10/31/2017	14.94	.02	3.35	3.37	(.04)	(.50)	(.54)	17.77	23.32		184		1.18		1.18		1.57		.10
10/31/2016	15.18	(.03)	.39	.36	—	(.60)	(.60)	14.94	2.44		126		1.22		1.21		1.65		(.20)
10/31/2015	15.15	(.04)	.44	.40	(.01)	(.36)	(.37)	15.18	2.64		98		1.31		1.21		1.64		(.24)
Class 529-E:
10/31/2019	17.73	.11	1.69	1.80	(.11)	(.83)	(.94)	18.59	11.15		39		.64		.64		1.02		.63
10/31/2018	17.98	.07	.25	.32	(.08)	(.49)	(.57)	17.73	1.73		31		.63		.63		1.01		.38
10/31/2017	15.09	.10	3.40	3.50	(.11)	(.50)	(.61)	17.98	24.01		26		.64		.64		1.03		.63
10/31/2016	15.31	.05	.40	.45	(.07)	(.60)	(.67)	15.09	3.02		18		.68		.66		1.10		.35
10/31/2015	15.27	.05	.43	.48	(.08)	(.36)	(.44)	15.31	3.14		14		.77		.67		1.10		.34
Class 529-T:
10/31/2019	17.91	.20	1.69	1.89	(.19)	(.83)	(1.02)	18.78	11.64	[7]	—	[8]	.18	[7]	.18	[7]	.56	[7]	1.12	[7]
10/31/2018	18.14	.16	.26	.42	(.16)	(.49)	(.65)	17.91	2.25	[7]	—	[8]	.17	[7]	.17	[7]	.55	[7]	.88	[7]
10/31/2017[9,10]	16.00	.04	2.10	2.14	—	—	—	18.14	13.38	[7,11]	—	[8]	.18	[7,12]	.18	[7,12]	.57	[7,12]	.38	[7,12]
Class 529-F-1:
10/31/2019	17.95	.18	1.71	1.89	(.19)	(.83)	(1.02)	18.82	11.62		115		.19		.19		.57		1.02
10/31/2018	18.18	.15	.27	.42	(.16)	(.49)	(.65)	17.95	2.23		78		.18		.18		.56		.81
10/31/2017	15.25	.17	3.43	3.60	(.17)	(.50)	(.67)	18.18	24.55		56		.18		.18		.57		1.01
10/31/2016	15.45	.11	.41	.52	(.12)	(.60)	(.72)	15.25	3.47		30		.21		.20		.64		.74
10/31/2015	15.39	.11	.45	.56	(.14)	(.36)	(.50)	15.45	3.64		20		.30		.20		.63		.70
Class ABLE-A:
10/31/2019	17.88	.10	1.75	1.85	(.21)	(.83)	(1.04)	18.69	11.45		1		.43		.36		.74		.53
10/31/2018[9,14]	19.28	.01	(1.41)	(1.40)	—	—	—	17.88	(7.26)[11]		—	[8]	.11	[11]	.09	[11]	.47	[11]	.05	[11]

54	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
10/31/2019	$17.62	$.02	$1.69	$1.71	$(.06)	$(.83)	$(.89)	$18.44	10.59%		$23		1.11%		1.11%		1.49%		.10%
10/31/2018	17.87	(.03)	.28	.25	(.01)	(.49)	(.50)	17.62	1.31		16		1.11		1.11		1.49		(.18)
10/31/2017	15.00	.03	3.37	3.40	(.03)	(.50)	(.53)	17.87	23.36		9		1.11		1.11		1.50		.21
10/31/2016	15.22	(.02)	.40	.38	—	(.60)	(.60)	15.00	2.57		7		1.15		1.13		1.57		(.11)
10/31/2015	15.19	(.03)	.44	.41	(.02)	(.36)	(.38)	15.22	2.66		7		1.22		1.12		1.55		(.19)
Class R-2:
10/31/2019	17.53	.03	1.67	1.70	(.03)	(.83)	(.86)	18.37	10.60		200		1.10		1.10		1.48		.17
10/31/2018	17.78	(.02)	.27	.25	(.01)	(.49)	(.50)	17.53	1.33		162		1.10		1.10		1.48		(.09)
10/31/2017	14.95	.03	3.35	3.38	(.05)	(.50)	(.55)	17.78	23.36		139		1.10		1.10		1.49		.16
10/31/2016	15.18	(.03)	.41	.38	(.01)	(.60)	(.61)	14.95	2.57		94		1.15		1.14		1.58		(.20)
10/31/2015	15.16	(.03)	.43	.40	(.02)	(.36)	(.38)	15.18	2.65		61		1.24		1.14		1.57		(.21)
Class R-2E:
10/31/2019	17.65	.07	1.70	1.77	(.09)	(.83)	(.92)	18.50	10.97		10		.82		.82		1.20		.39
10/31/2018	17.91	.04	.25	.29	(.06)	(.49)	(.55)	17.65	1.57		8		.82		.82		1.20		.20
10/31/2017	15.08	.07	3.38	3.45	(.12)	(.50)	(.62)	17.91	23.76		6		.81		.81		1.20		.42
10/31/2016	15.38	.03	.41	.44	(.14)	(.60)	(.74)	15.08	2.94		4		.82		.81		1.25		.23
10/31/2015	15.36	.07	.45	.52	(.14)	(.36)	(.50)	15.38	3.43	[7]	—	[8]	.52	[7]	.42	[7]	.85	[7]	.48 [7]
Class R-3:
10/31/2019	17.75	.11	1.69	1.80	(.11)	(.83)	(.94)	18.61	11.09		129		.67		.67		1.05		.61
10/31/2018	17.99	.06	.27	.33	(.08)	(.49)	(.57)	17.75	1.76		107		.66		.66		1.04		.34
10/31/2017	15.11	.09	3.40	3.49	(.11)	(.50)	(.61)	17.99	23.95		88		.66		.66		1.05		.58
10/31/2016	15.32	.04	.41	.45	(.06)	(.60)	(.66)	15.11	3.02		55		.71		.69		1.13		.26
10/31/2015	15.29	.04	.43	.47	(.08)	(.36)	(.44)	15.32	3.07		37		.78		.68		1.11		.25
Class R-4:
10/31/2019	17.86	.16	1.70	1.86	(.16)	(.83)	(.99)	18.73	11.44		60		.36		.36		.74		.92
10/31/2018	18.10	.12	.25	.37	(.12)	(.49)	(.61)	17.86	2.01		54		.36		.36		.74		.66
10/31/2017	15.18	.15	3.42	3.57	(.15)	(.50)	(.65)	18.10	24.40		48		.36		.36		.75		.91
10/31/2016	15.40	.09	.40	.49	(.11)	(.60)	(.71)	15.18	3.29		31		.40		.38		.82		.59
10/31/2015	15.36	.06	.46	.52	(.12)	(.36)	(.48)	15.40	3.42		23		.47		.37		.80		.40
Class R-5E:
10/31/2019	17.88	.17	1.73	1.90	(.20)	(.83)	(1.03)	18.75	11.69		16		.16		.16		.54		.97
10/31/2018	18.13	.14	.27	.41	(.17)	(.49)	(.66)	17.88	2.22		9		.16		.16		.54		.75
10/31/2017	15.18	(.02)	3.63	3.61	(.16)	(.50)	(.66)	18.13	24.71		6		.17		.17		.56		(.14)
10/31/2016[9,15]	15.52	.12	.28	.40	(.14)	(.60)	(.74)	15.18	2.73	[11]	—	[8]	.26	[12]	.25	[12]	.69	[12]	.89 [12]
Class R-5:
10/31/2019	18.06	.22	1.71	1.93	(.21)	(.83)	(1.04)	18.95	11.78		24		.07		.07		.45		1.20
10/31/2018	18.28	.18	.26	.44	(.17)	(.49)	(.66)	18.06	2.36		26		.07		.07		.45		.93
10/31/2017	15.33	.20	3.44	3.64	(.19)	(.50)	(.69)	18.28	24.70		22		.07		.07		.46		1.21
10/31/2016	15.53	.13	.41	.54	(.14)	(.60)	(.74)	15.33	3.62		10		.10		.08		.52		.85
10/31/2015	15.42	.10	.47	.57	(.10)	(.36)	(.46)	15.53	3.76		5		.17		.07		.50		.66
Class R-6:
10/31/2019	18.03	.21	1.72	1.93	(.22)	(.83)	(1.05)	18.91	11.81		132		.02		.02		.40		1.15
10/31/2018	18.25	.18	.27	.45	(.18)	(.49)	(.67)	18.03	2.40		87		.02		.02		.40		.94
10/31/2017	15.30	.20	3.44	3.64	(.19)	(.50)	(.69)	18.25	24.79		63		.02		.02		.41		1.21
10/31/2016	15.50	.16	.39	.55	(.15)	(.60)	(.75)	15.30	3.66		41		.05		.03		.47		1.05
10/31/2015	15.43	.16	.42	.58	(.15)	(.36)	(.51)	15.50	3.83		46		.13		.03		.46		1.00

See end of tables for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2019	$14.63	$.30	$1.20	$1.50	$(.30)	$(.54)	$(.84)	$15.29	11.02%		$6,248		.36%		.36%		.68%		2.04%
10/31/2018	15.06	.27	(.17)	.10	(.26)	(.27)	(.53)	14.63	.56		5,354		.35		.35		.68		1.74
10/31/2017	13.36	.27	2.02	2.29	(.27)	(.32)	(.59)	15.06	17.69		4,836		.33		.33		.66		1.91
10/31/2016	13.44	.26	.25	.51	(.24)	(.35)	(.59)	13.36	3.98		3,924		.35		.34		.71		2.02
10/31/2015	13.80	.26	(.17)	.09	(.27)	(.18)	(.45)	13.44	.70		3,363		.42		.32		.69		1.95
Class C:
10/31/2019	14.54	.19	1.20	1.39	(.20)	(.54)	(.74)	15.19	10.20		1,262		1.09		1.09		1.41		1.31
10/31/2018	14.97	.15	(.16)	(.01)	(.15)	(.27)	(.42)	14.54	(.18)		1,155		1.09		1.09		1.42		1.00
10/31/2017	13.28	.16	2.01	2.17	(.16)	(.32)	(.48)	14.97	16.84		1,111		1.11		1.11		1.44		1.15
10/31/2016	13.37	.16	.25	.41	(.15)	(.35)	(.50)	13.28	3.16		923		1.13		1.12		1.49		1.23
10/31/2015	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		737		1.21		1.11		1.48		1.14
Class T:
10/31/2019	14.63	.34	1.20	1.54	(.34)	(.54)	(.88)	15.29	11.33	[7]	—	[8]	.08	[7]	.08	[7]	.40	[7]	2.35	[7]
10/31/2018	15.06	.31	(.17)	.14	(.30)	(.27)	(.57)	14.63	.82	[7]	—	[8]	.08	[7]	.08	[7]	.41	[7]	2.02	[7]
10/31/2017[9,10]	13.85	.14	1.19	1.33	(.12)	—	(.12)	15.06	9.67	[7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.44	[7,12]	1.66	[7,12]
Class F-1:
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.00		180		.38		.38		.70		2.01
10/31/2018	15.06	.26	(.16)	.10	(.26)	(.27)	(.53)	14.63	.53		156		.38		.38		.71		1.72
10/31/2017	13.35	.26	2.03	2.29	(.26)	(.32)	(.58)	15.06	17.72		150		.39		.39		.72		1.87
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.86		111		.40		.39		.76		1.96
10/31/2015	13.80	.26	(.18)	.08	(.26)	(.18)	(.44)	13.44	.64		84		.48		.38		.75		1.90
Class F-2:
10/31/2019	14.65	.33	1.21	1.54	(.34)	(.54)	(.88)	15.31	11.27		714		.12		.12		.44		2.26
10/31/2018	15.08	.30	(.16)	.14	(.30)	(.27)	(.57)	14.65	.79		598		.12		.12		.45		1.94
10/31/2017	13.37	.29	2.04	2.33	(.30)	(.32)	(.62)	15.08	18.00		385		.13		.13		.46		2.08
10/31/2016	13.46	.29	.24	.53	(.27)	(.35)	(.62)	13.37	4.11		203		.14		.13		.50		2.20
10/31/2015	13.82	.28	(.16)	.12	(.30)	(.18)	(.48)	13.46	.88		125		.23		.13		.50		2.08
Class F-3:
10/31/2019	14.64	.35	1.20	1.55	(.35)	(.54)	(.89)	15.30	11.40		107		.01		.01		.33		2.36
10/31/2018	15.07	.31	(.16)	.15	(.31)	(.27)	(.58)	14.64	.89		70		.01		.01		.34		2.03
10/31/2017[9,13]	13.57	.19	1.50	1.69	(.19)	—	(.19)	15.07	12.57	[11]	28		.02	[12]	.02	[12]	.35	[12]	1.74	[12]

56	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2019	$14.62	$.29	$1.21	$1.50	$(.30)	$(.54)	$(.84)	$15.28	10.99%	$591		.39%		.39%		.71%		2.00%
10/31/2018	15.05	.26	(.16)	.10	(.26)	(.27)	(.53)	14.62	.52	504		.39		.39		.72		1.70
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.64	439		.39		.39		.72		1.85
10/31/2016	13.44	.25	.24	.49	(.23)	(.35)	(.58)	13.35	3.81	329		.44		.43		.80		1.92
10/31/2015	13.80	.25	(.17)	.08	(.26)	(.18)	(.44)	13.44	.61	276		.51		.41		.78		1.87
Class 529-C:
10/31/2019	14.55	.18	1.20	1.38	(.19)	(.54)	(.73)	15.20	10.13	164		1.15		1.15		1.47		1.26
10/31/2018	14.98	.14	(.17)	(.03)	(.13)	(.27)	(.40)	14.55	(.27)	155		1.15		1.15		1.48		.92
10/31/2017	13.29	.15	2.01	2.16	(.15)	(.32)	(.47)	14.98	16.75	159		1.18		1.18		1.51		1.07
10/31/2016	13.38	.15	.24	.39	(.13)	(.35)	(.48)	13.29	3.05	128		1.22		1.20		1.57		1.15
10/31/2015	13.74	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.38	(.15)	114		1.30		1.20		1.57		1.08
Class 529-E:
10/31/2019	14.59	.26	1.21	1.47	(.27)	(.54)	(.81)	15.25	10.77	27		.62		.62		.94		1.78
10/31/2018	15.02	.22	(.16)	.06	(.22)	(.27)	(.49)	14.59	.29	23		.62		.62		.95		1.46
10/31/2017	13.33	.23	2.00	2.23	(.22)	(.32)	(.54)	15.02	17.31	21		.64		.64		.97		1.61
10/31/2016	13.41	.22	.25	.47	(.20)	(.35)	(.55)	13.33	3.67	17		.68		.66		1.03		1.71
10/31/2015	13.78	.22	(.18)	.04	(.23)	(.18)	(.41)	13.41	.29	14		.76		.66		1.03		1.61
Class 529-T:
10/31/2019	14.63	.33	1.21	1.54	(.34)	(.54)	(.88)	15.29	11.26 [7]	—	[8]	.14	[7]	.14	[7]	.46	[7]	2.26	[7]
10/31/2018	15.06	.30	(.17)	.13	(.29)	(.27)	(.56)	14.63	.75 [7]	—	[8]	.15	[7]	.15	[7]	.48	[7]	1.94	[7]
10/31/2017[9,10]	13.85	.13	1.20	1.33	(.12)	—	(.12)	15.06	9.63 [7,11]	—	[8]	.18	[7,12]	.18	[7,12]	.51	[7,12]	1.59	[7,12]
Class 529-F-1:
10/31/2019	14.64	.33	1.21	1.54	(.34)	(.54)	(.88)	15.30	11.25	56		.15		.15		.47		2.22
10/31/2018	15.07	.29	(.16)	.13	(.29)	(.27)	(.56)	14.64	.75	41		.15		.15		.48		1.92
10/31/2017	13.36	.29	2.03	2.32	(.29)	(.32)	(.61)	15.07	17.95	34		.18		.18		.51		2.05
10/31/2016	13.45	.28	.24	.52	(.26)	(.35)	(.61)	13.36	4.03	24		.21		.20		.57		2.12
10/31/2015	13.81	.28	(.17)	.11	(.29)	(.18)	(.47)	13.45	.81	19		.30		.20		.57		2.09
Class ABLE-A:
10/31/2019	14.62	.27	1.23	1.50	(.31)	(.54)	(.85)	15.27	11.02	1		.40		.34		.66		1.84
10/31/2018[9,14]	15.52	.08	(.92)	(.84)	(.06)	—	(.06)	14.62	(5.45)[11]	—	[8]	.11	[11]	.09	[11]	.42	[11]	.50	[11]

See end of tables for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
10/31/2019	$14.57	$.18	$1.20	$1.38	$(.20)	$(.54)	$(.74)	$15.21	10.14%	$14		1.11%		1.11%		1.43%		1.24%
10/31/2018	15.00	.14	(.15)	(.01)	(.15)	(.27)	(.42)	14.57	(.19)	9		1.10		1.10		1.43		.94
10/31/2017	13.30	.16	2.02	2.18	(.16)	(.32)	(.48)	15.00	16.86	8		1.11		1.11		1.44		1.13
10/31/2016	13.39	.16	.24	.40	(.14)	(.35)	(.49)	13.30	3.08	6		1.15		1.13		1.50		1.23
10/31/2015	13.75	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.39	(.11)	7		1.22		1.12		1.49		1.12
Class R-2:
10/31/2019	14.52	.19	1.20	1.39	(.20)	(.54)	(.74)	15.17	10.23	155		1.09		1.09		1.41		1.31
10/31/2018	14.96	.15	(.17)	(.02)	(.15)	(.27)	(.42)	14.52	(.23)	137		1.09		1.09		1.42		1.00
10/31/2017	13.27	.16	2.01	2.17	(.16)	(.32)	(.48)	14.96	16.88	122		1.10		1.10		1.43		1.14
10/31/2016	13.37	.16	.24	.40	(.15)	(.35)	(.50)	13.27	3.08	91		1.15		1.14		1.51		1.20
10/31/2015	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)	63		1.24		1.14		1.51		1.09
Class R-2E:
10/31/2019	14.59	.22	1.22	1.44	(.24)	(.54)	(.78)	15.25	10.57	14		.81		.81		1.13		1.53
10/31/2018	15.02	.19	(.16)	.03	(.19)	(.27)	(.46)	14.59	.10	9		.82		.82		1.15		1.27
10/31/2017	13.33	.20	2.02	2.22	(.21)	(.32)	(.53)	15.02	17.17	8		.80		.80		1.13		1.44
10/31/2016	13.44	.16	.29	.45	(.21)	(.35)	(.56)	13.33	3.47	4		.82		.82		1.19		1.19
10/31/2015	13.80	.28	(.18)	.10	(.28)	(.18)	(.46)	13.44	.76 [7]	—	[8]	.36	[7]	.25	[7]	.62	[7]	2.07	[7]
Class R-3:
10/31/2019	14.58	.25	1.21	1.46	(.26)	(.54)	(.80)	15.24	10.72	110		.66		.66		.98		1.71
10/31/2018	15.01	.22	(.17)	.05	(.21)	(.27)	(.48)	14.58	.26	93		.66		.66		.99		1.42
10/31/2017	13.31	.22	2.02	2.24	(.22)	(.32)	(.54)	15.01	17.39	82		.65		.65		.98		1.58
10/31/2016	13.41	.22	.23	.45	(.20)	(.35)	(.55)	13.31	3.51	60		.70		.69		1.06		1.66
10/31/2015	13.77	.22	(.17)	.05	(.23)	(.18)	(.41)	13.41	.36	41		.78		.68		1.05		1.59
Class R-4:
10/31/2019	14.63	.29	1.21	1.50	(.30)	(.54)	(.84)	15.29	11.02	70		.36		.36		.68		2.00
10/31/2018	15.05	.27	(.16)	.11	(.26)	(.27)	(.53)	14.63	.61	64		.36		.36		.69		1.75
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.68	74		.36		.36		.69		1.88
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.88	55		.39		.38		.75		1.99
10/31/2015	13.80	.22	(.13)	.09	(.27)	(.18)	(.45)	13.44	.67	35		.46		.36		.73		1.66
Class R-5E:
10/31/2019	14.62	.31	1.22	1.53	(.33)	(.54)	(.87)	15.28	11.26	10		.16		.16		.48		2.12
10/31/2018	15.05	.29	(.16)	.13	(.29)	(.27)	(.56)	14.62	.76	6		.16		.16		.49		1.88
10/31/2017	13.34	.02	2.31	2.33	(.30)	(.32)	(.62)	15.05	18.06	4		.17		.16		.49		.12
10/31/2016[9,15]	13.41	.28	.26	.54	(.26)	(.35)	(.61)	13.34	4.20 [11]	—	[8]	.25	[12]	.24	[12]	.61	[12]	2.28	[12]
Class R-5:
10/31/2019	14.68	.35	1.21	1.56	(.35)	(.54)	(.89)	15.35	11.37	21		.07		.07		.39		2.35
10/31/2018	15.11	.31	(.17)	.14	(.30)	(.27)	(.57)	14.68	.84	21		.07		.07		.40		2.03
10/31/2017	13.40	.30	2.03	2.33	(.30)	(.32)	(.62)	15.11	18.03	18		.07		.07		.40		2.08
10/31/2016	13.48	.30	.25	.55	(.28)	(.35)	(.63)	13.40	4.23	7		.09		.08		.45		2.24
10/31/2015	13.84	.29	(.17)	.12	(.30)	(.18)	(.48)	13.48	.94	3		.17		.07		.44		2.16
Class R-6:
10/31/2019	14.66	.35	1.20	1.55	(.35)	(.54)	(.89)	15.32	11.38	208		.02		.02		.34		2.35
10/31/2018	15.09	.32	(.17)	.15	(.31)	(.27)	(.58)	14.66	.89	119		.02		.02		.35		2.08
10/31/2017	13.38	.31	2.03	2.34	(.31)	(.32)	(.63)	15.09	18.11	83		.02		.02		.35		2.19
10/31/2016	13.46	.30	.25	.55	(.28)	(.35)	(.63)	13.38	4.28	52		.04		.02		.39		2.32
10/31/2015	13.82	.30	(.17)	.13	(.31)	(.18)	(.49)	13.46	.98	44		.12		.02		.39		2.20

58	American Funds Portfolio Series

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2019	$14.29	$.28	$1.34	$1.62	$(.29)	$(.35)	$(.64)	$15.27	11.86%	$5,621		.35%		.35%		.72%		1.93%
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.27)	4,655		.35		.35		.73		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.23	4,073		.35		.35		.73		1.68
10/31/2016	13.41	.21	.24	.45	(.21)	(.27)	(.48)	13.38	3.45	3,209		.37		.35		.73		1.57
10/31/2015	13.32	.20	.17	.37	(.19)	(.09)	(.28)	13.41	2.76	2,586		.42		.32		.70		1.51
Class C:
10/31/2019	14.20	.18	1.32	1.50	(.18)	(.35)	(.53)	15.17	11.05	1,174		1.08		1.08		1.45		1.22
10/31/2018	14.77	.15	(.29)	(.14)	(.14)	(.29)	(.43)	14.20	(1.00)	1,081		1.08		1.08		1.46		1.02
10/31/2017	13.30	.13	1.73	1.86	(.13)	(.26)	(.39)	14.77	14.38	1,032		1.11		1.11		1.49		.92
10/31/2016	13.34	.10	.24	.34	(.11)	(.27)	(.38)	13.30	2.65	866		1.13		1.12		1.50		.80
10/31/2015	13.26	.09	.17	.26	(.09)	(.09)	(.18)	13.34	1.96	658		1.21		1.11		1.49		.71
Class T:
10/31/2019	14.29	.33	1.33	1.66	(.32)	(.35)	(.67)	15.28	12.22 [7]	—	[8]	.08	[7]	.08	[7]	.45	[7]	2.22	[7]
10/31/2018	14.87	.30	(.30)	— [6]	(.29)	(.29)	(.58)	14.29	(.08)[7]	—	[8]	.08	[7]	.08	[7]	.46	[7]	2.03	[7]
10/31/2017[9,10]	13.76	.13	1.10	1.23	(.12)	—	(.12)	14.87	8.96 [7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.49	[7,12]	1.59	[7,12]
Class F-1:
10/31/2019	14.29	.28	1.33	1.61	(.28)	(.35)	(.63)	15.27	11.82	152		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.30)	138		.38		.38		.76		1.72
10/31/2017	13.38	.23	1.74	1.97	(.23)	(.26)	(.49)	14.86	15.15	140		.39		.39		.77		1.61
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.43	137		.40		.39		.77		1.50
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.71	85		.48		.38		.76		1.46
Class F-2:
10/31/2019	14.31	.31	1.35	1.66	(.32)	(.35)	(.67)	15.30	12.16	756		.12		.12		.49		2.14
10/31/2018	14.88	.29	(.28)	.01	(.29)	(.29)	(.58)	14.31	(.03)	611		.12		.12		.50		1.97
10/31/2017	13.40	.26	1.75	2.01	(.27)	(.26)	(.53)	14.88	15.45	401		.13		.13		.51		1.87
10/31/2016	13.43	.23	.25	.48	(.24)	(.27)	(.51)	13.40	3.68	222		.14		.13		.51		1.77
10/31/2015	13.33	.23	.17	.40	(.21)	(.09)	(.30)	13.43	3.03	104		.23		.13		.51		1.69
Class F-3:
10/31/2019	14.29	.33	1.34	1.67	(.33)	(.35)	(.68)	15.28	12.30	136		.01		.01		.38		2.23
10/31/2018	14.87	.31	(.30)	.01	(.30)	(.29)	(.59)	14.29	.00	76		.01		.01		.39		2.06
10/31/2017[9,13]	13.48	.17	1.38	1.55	(.16)	—	(.16)	14.87	11.58 [11]	44		.02	[12]	.02	[12]	.40	[12]	1.55	[12]

See end of tables for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2019	$14.28	$.28	$1.34	$1.62	$(.28)	$(.35)	$(.63)	$15.27	11.90%	$385		.38%		.38%		.75%		1.91%
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.37)	332		.39		.39		.77		1.72
10/31/2017	13.38	.22	1.75	1.97	(.23)	(.26)	(.49)	14.86	15.14	280		.42		.42		.80		1.60
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.38	213		.44		.42		.80		1.50
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.66	182		.52		.42		.80		1.42
Class 529-C:
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.03	118		1.13		1.13		1.50		1.17
10/31/2018	14.79	.14	(.29)	(.15)	(.13)	(.29)	(.42)	14.22	(1.09)	117		1.15		1.15		1.53		.93
10/31/2017	13.32	.12	1.73	1.85	(.12)	(.26)	(.38)	14.79	14.27	122		1.18		1.18		1.56		.84
10/31/2016	13.35	.09	.24	.33	(.09)	(.27)	(.36)	13.32	2.61	102		1.22		1.21		1.59		.72
10/31/2015	13.27	.09	.16	.25	(.08)	(.09)	(.17)	13.35	1.84	92		1.30		1.20		1.58		.64
Class 529-E:
10/31/2019	14.25	.25	1.34	1.59	(.25)	(.35)	(.60)	15.24	11.67	15		.61		.61		.98		1.69
10/31/2018	14.83	.22	(.30)	(.08)	(.21)	(.29)	(.50)	14.25	(.60)	13		.62		.62		1.00		1.48
10/31/2017	13.36	.19	1.74	1.93	(.20)	(.26)	(.46)	14.83	14.88	11		.64		.64		1.02		1.40
10/31/2016	13.39	.17	.24	.41	(.17)	(.27)	(.44)	13.36	3.16	9		.67		.66		1.04		1.26
10/31/2015	13.30	.16	.17	.33	(.15)	(.09)	(.24)	13.39	2.43	7		.77		.67		1.05		1.16
Class 529-T:
10/31/2019	14.29	.32	1.34	1.66	(.32)	(.35)	(.67)	15.28	12.16 [7]	—	[8]	.13	[7]	.13	[7]	.50	[7]	2.16	[7]
10/31/2018	14.87	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.29	(.13)[7]	—	[8]	.14	[7]	.14	[7]	.52	[7]	1.96	[7]
10/31/2017[9,10]	13.76	.12	1.10	1.22	(.11)	—	(.11)	14.87	8.92 [7,11]	—	[8]	.18	[7,12]	.18	[7,12]	.56	[7,12]	1.52	[7,12]
Class 529-F-1:
10/31/2019	14.30	.31	1.35	1.66	(.32)	(.35)	(.67)	15.29	12.16	49		.13		.13		.50		2.15
10/31/2018	14.88	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.30	(.14)	40		.15		.15		.53		1.95
10/31/2017	13.39	.26	1.75	2.01	(.26)	(.26)	(.52)	14.88	15.46	31		.18		.18		.56		1.84
10/31/2016	13.42	.23	.23	.46	(.22)	(.27)	(.49)	13.39	3.60	22		.22		.20		.58		1.71
10/31/2015	13.33	.22	.16	.38	(.20)	(.09)	(.29)	13.42	2.89	17		.30		.20		.58		1.64
Class ABLE-A:
10/31/2019	14.29	.26	1.35	1.61	(.29)	(.35)	(.64)	15.26	11.85	1		.40		.33		.70		1.78
10/31/2018[9,14]	15.02	.07	(.73)	(.66)	(.07)	—	(.07)	14.29	(4.40)[11]	—	[8]	.10	[11]	.08	[11]	.46	[11]	.46	[11]

60	American Funds Portfolio Series

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
10/31/2019	$14.22	$.17	$1.33	$1.50	$(.17)	$(.35)	$(.52)	$15.20	11.04%	$13		1.12%		1.12%		1.49%		1.20%
10/31/2018	14.80	.15	(.30)	(.15)	(.14)	(.29)	(.43)	14.22	(1.07)	12		1.11		1.11		1.49		.99
10/31/2017	13.33	.13	1.73	1.86	(.13)	(.26)	(.39)	14.80	14.32	10		1.11		1.11		1.49		.94
10/31/2016	13.36	.10	.24	.34	(.10)	(.27)	(.37)	13.33	2.66	10		1.15		1.13		1.51		.78
10/31/2015	13.27	.09	.18	.27	(.09)	(.09)	(.18)	13.36	1.99	9		1.22		1.12		1.50		.70
Class R-2:
10/31/2019	14.20	.17	1.34	1.51	(.18)	(.35)	(.53)	15.18	11.11	124		1.10		1.10		1.47		1.20
10/31/2018	14.78	.15	(.29)	(.14)	(.15)	(.29)	(.44)	14.20	(1.06)	106		1.10		1.10		1.48		1.01
10/31/2017	13.31	.13	1.73	1.86	(.13)	(.26)	(.39)	14.78	14.39	100		1.09		1.09		1.47		.92
10/31/2016	13.35	.10	.24	.34	(.11)	(.27)	(.38)	13.31	2.63	75		1.16		1.14		1.52		.76
10/31/2015	13.27	.09	.17	.26	(.09)	(.09)	(.18)	13.35	1.92	54		1.24		1.14		1.52		.67
Class R-2E:
10/31/2019	14.28	.21	1.34	1.55	(.22)	(.35)	(.57)	15.26	11.38	11		.81		.81		1.18		1.42
10/31/2018	14.82	.16	(.27)	(.11)	(.14)	(.29)	(.43)	14.28	(.82)	7		.85		.85		1.23		1.10
10/31/2017	13.36	.15	1.76	1.91	(.19)	(.26)	(.45)	14.82	14.74	16		.80		.80		1.18		1.08
10/31/2016	13.40	.09	.31	.40	(.17)	(.27)	(.44)	13.36	3.09	3		.82		.82		1.20		.73
10/31/2015	13.31	.22	.16	.38	(.20)	(.09)	(.29)	13.40	2.82 [7]	—	[8]	.35	[7]	.25	[7]	.63	[7]	1.61	[7]
Class R-3:
10/31/2019	14.25	.24	1.33	1.57	(.24)	(.35)	(.59)	15.23	11.54	135		.66		.66		1.03		1.62
10/31/2018	14.83	.21	(.29)	(.08)	(.21)	(.29)	(.50)	14.25	(.64)	119		.66		.66		1.04		1.43
10/31/2017	13.35	.19	1.74	1.93	(.19)	(.26)	(.45)	14.83	14.91	105		.65		.65		1.03		1.36
10/31/2016	13.38	.16	.24	.40	(.16)	(.27)	(.43)	13.35	3.13	80		.71		.69		1.07		1.24
10/31/2015	13.30	.15	.17	.32	(.15)	(.09)	(.24)	13.38	2.38	63		.78		.68		1.06		1.15
Class R-4:
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	97		.36		.36		.73		1.92
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.35)	99		.36		.36		.74		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.24	94		.35		.35		.73		1.67
10/31/2016	13.41	.21	.23	.44	(.20)	(.27)	(.47)	13.38	3.43	55		.40		.38		.76		1.62
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.72	53		.46		.36		.74		1.45
Class R-5E:
10/31/2019	14.30	.30	1.34	1.64	(.31)	(.35)	(.66)	15.28	12.05	14		.16		.16		.53		2.08
10/31/2018	14.87	.28	(.28)	— [6]	(.28)	(.29)	(.57)	14.30	(.06)	10		.15		.15		.53		1.84
10/31/2017	13.38	.17	1.83	2.00	(.25)	(.26)	(.51)	14.87	15.41	7		.16		.16		.54		1.22
10/31/2016[9,15]	13.44	.20	.23	.43	(.22)	(.27)	(.49)	13.38	3.38 [11]	—	[8]	.26	[12]	.25	[12]	.63	[12]	1.60	[12]
Class R-5:
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.21	22		.07		.07		.44		2.25
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.01	21		.07		.07		.45		2.04
10/31/2017	13.41	.27	1.74	2.01	(.27)	(.26)	(.53)	14.89	15.50	19		.07		.07		.45		1.93
10/31/2016	13.43	.24	.25	.49	(.24)	(.27)	(.51)	13.41	3.79	12		.10		.08		.46		1.85
10/31/2015	13.34	.24	.16	.40	(.22)	(.09)	(.31)	13.43	3.00	11		.17		.07		.45		1.78
Class R-6:
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.27	409		.02		.02		.39		2.26
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.06	288		.02		.02		.40		2.08
10/31/2017	13.40	.28	1.75	2.03	(.28)	(.26)	(.54)	14.89	15.64	253		.02		.02		.40		1.96
10/31/2016	13.43	.24	.25	.49	(.25)	(.27)	(.52)	13.40	3.77	138		.04		.02		.40		1.81
10/31/2015	13.34	.24	.17	.41	(.23)	(.09)	(.32)	13.43	3.05	73		.12		.02		.40		1.77

See end of tables for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2019	$12.22	$.41	$.75	$1.16	$(.41)	$(.17)	$(.58)	$12.80	9.85%	$3,794		.34%		.34%		.63%		3.28%
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.27	3,225		.34		.34		.63		3.05
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62	3,175		.36		.36		.66		2.93
10/31/2016	11.55	.36	.24	.60	(.40)	(.05)	(.45)	11.70	5.30	2,655		.36		.35		.65		3.13
10/31/2015	11.98	.40	(.42)	(.02)	(.37)	(.04)	(.41)	11.55	(.18)	2,265		.44		.34		.64		3.35
Class C:
10/31/2019	12.15	.32	.74	1.06	(.32)	(.17)	(.49)	12.72	9.02	696		1.07		1.07		1.36		2.56
10/31/2018	12.55	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.15	(.49)	654		1.08		1.08		1.37		2.31
10/31/2017	11.64	.26	.98	1.24	(.28)	(.05)	(.33)	12.55	10.77	689		1.11		1.11		1.41		2.18
10/31/2016	11.49	.27	.24	.51	(.31)	(.05)	(.36)	11.64	4.55	627		1.14		1.12		1.42		2.35
10/31/2015	11.93	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.49	(.98)	529		1.21		1.11		1.41		2.57
Class T:
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.15 [7]	—	[8]	.05	[7]	.05	[7]	.34	[7]	3.59	[7]
10/31/2018	12.62	.42	(.35)	.07	(.41)	(.06)	(.47)	12.22	.52 [7]	—	[8]	.08	[7]	.08	[7]	.37	[7]	3.32	[7]
10/31/2017[9,10]	12.11	.20	.50	.70	(.19)	—	(.19)	12.62	5.83 [7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.41	[7,12]	2.84	[7,12]
Class F-1:
10/31/2019	12.23	.40	.74	1.14	(.40)	(.17)	(.57)	12.80	9.70	90		.38		.38		.67		3.25
10/31/2018	12.63	.39	(.35)	.04	(.38)	(.06)	(.44)	12.23	.22	75		.38		.38		.67		3.06
10/31/2017	11.70	.35	.99	1.34	(.36)	(.05)	(.41)	12.63	11.66	88		.39		.39		.69		2.91
10/31/2016	11.55	.36	.23	.59	(.39)	(.05)	(.44)	11.70	5.26	83		.41		.39		.69		3.09
10/31/2015	11.99	.39	(.42)	(.03)	(.37)	(.04)	(.41)	11.55	(.30)	72		.48		.38		.68		3.32
Class F-2:
10/31/2019	12.24	.44	.73	1.17	(.43)	(.17)	(.60)	12.81	9.98	411		.12		.12		.41		3.49
10/31/2018	12.64	.41	(.34)	.07	(.41)	(.06)	(.47)	12.24	.50	331		.12		.12		.41		3.25
10/31/2017	11.71	.38	1.00	1.38	(.40)	(.05)	(.45)	12.64	11.95	264		.13		.13		.43		3.14
10/31/2016	11.56	.40	.22	.62	(.42)	(.05)	(.47)	11.71	5.54	174		.14		.13		.43		3.45
10/31/2015	12.00	.42	(.42)	—	(.40)	(.04)	(.44)	11.56	(.06)	77		.24		.14		.44		3.56
Class F-3:
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.19	56		.02		.02		.31		3.63
10/31/2018	12.62	.43	(.35)	.08	(.42)	(.06)	(.48)	12.22	.60	45		.02		.02		.31		3.41
10/31/2017[9,13]	11.96	.28	.67	.95	(.29)	—	(.29)	12.62	8.02 [11]	20		.02	[12]	.02	[12]	.32	[12]	2.96	[12]

62	American Funds Portfolio Series

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2019	$12.21	$.40	$.75	$1.15	$(.40)	$(.17)	$(.57)	$12.79	9.83%	$176		.36%		.36%		.65%		3.24%
10/31/2018	12.62	.38	(.35)	.03	(.38)	(.06)	(.44)	12.21	.14	137		.40		.40		.69		3.01
10/31/2017	11.69	.35	.99	1.34	(.36)	(.05)	(.41)	12.62	11.64	100		.42		.42		.72		2.86
10/31/2016	11.54	.35	.23	.58	(.38)	(.05)	(.43)	11.69	5.21	81		.44		.43		.73		3.05
10/31/2015	11.98	.38	(.42)	(.04)	(.36)	(.04)	(.40)	11.54	(.35)	71		.55		.45		.75		3.25
Class 529-C:
10/31/2019	12.16	.31	.74	1.05	(.31)	(.17)	(.48)	12.73	8.96	54		1.12		1.12		1.41		2.49
10/31/2018	12.56	.28	(.34)	(.06)	(.28)	(.06)	(.34)	12.16	(.57)	46		1.14		1.14		1.43		2.21
10/31/2017	11.64	.26	.98	1.24	(.27)	(.05)	(.32)	12.56	10.79	52		1.16		1.16		1.46		2.13
10/31/2016	11.50	.26	.23	.49	(.30)	(.05)	(.35)	11.64	4.35	47		1.22		1.20		1.50		2.27
10/31/2015	11.93	.29	(.41)	(.12)	(.27)	(.04)	(.31)	11.50	(1.01)	45		1.30		1.20		1.50		2.49
Class 529-E:
10/31/2019	12.21	.38	.74	1.12	(.37)	(.17)	(.54)	12.79	9.55	6		.59		.59		.88		3.07
10/31/2018	12.61	.35	(.34)	.01	(.35)	(.06)	(.41)	12.21	(.01)	7		.61		.61		.90		2.76
10/31/2017	11.69	.32	.98	1.30	(.33)	(.05)	(.38)	12.61	11.31	7		.64		.64		.94		2.65
10/31/2016	11.53	.32	.25	.57	(.36)	(.05)	(.41)	11.69	5.05	6		.68		.66		.96		2.81
10/31/2015	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	6		.77		.67		.97		3.00
Class 529-T:
10/31/2019	12.22	.44	.74	1.18	(.43)	(.17)	(.60)	12.80	10.08 [7]	—	[8]	.11	[7]	.11	[7]	.40	[7]	3.51	[7]
10/31/2018	12.62	.41	(.34)	.07	(.41)	(.06)	(.47)	12.22	.46 [7]	—	[8]	.15	[7]	.15	[7]	.44	[7]	3.24	[7]
10/31/2017[9,10]	12.11	.19	.51	.70	(.19)	—	(.19)	12.62	5.79 [7,11]	—	[8]	.19	[7,12]	.19	[7,12]	.49	[7,12]	2.77	[7,12]
Class 529-F-1:
10/31/2019	12.23	.43	.74	1.17	(.43)	(.17)	(.60)	12.80	9.99	32		.12		.12		.41		3.46
10/31/2018	12.63	.41	(.34)	.07	(.41)	(.06)	(.47)	12.23	.47	20		.14		.14		.43		3.29
10/31/2017	11.70	.38	.99	1.37	(.39)	(.05)	(.44)	12.63	11.89	10		.18		.18		.48		3.13
10/31/2016	11.55	.38	.23	.61	(.41)	(.05)	(.46)	11.70	5.45	9		.21		.20		.50		3.26
10/31/2015	11.99	.41	(.42)	(.01)	(.39)	(.04)	(.43)	11.55	(.11)	6		.30		.20		.50		3.50
Class ABLE-A:
10/31/2019	12.22	.40	.74	1.14	(.41)	(.17)	(.58)	12.78	9.72	—	[8]	.39		.32		.61		3.17
10/31/2018[9,14]	12.54	.12	(.34)	(.22)	(.10)	—	(.10)	12.22	(1.75)[11]	—	[8]	.09	[11]	.07	[11]	.36	[11]	.91	[11]

See end of tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
10/31/2019	$12.17	$.31	$.74	$1.05	$(.31)	$(.17)	$(.48)	$12.74	8.93%	$2		1.14%		1.14%		1.43%		2.48%
10/31/2018	12.57	.29	(.35)	(.06)	(.28)	(.06)	(.34)	12.17	(.54)	1		1.12		1.12		1.41		2.31
10/31/2017	11.65	.26	.99	1.25	(.28)	(.05)	(.33)	12.57	10.82	2		1.11		1.11		1.41		2.15
10/31/2016	11.50	.27	.24	.51	(.31)	(.05)	(.36)	11.65	4.50	2		1.15		1.13		1.43		2.33
10/31/2015	11.94	.30	(.42)	(.12)	(.28)	(.04)	(.32)	11.50	(1.03)	1		1.22		1.12		1.42		2.56
Class R-2:
10/31/2019	12.16	.31	.74	1.05	(.32)	(.17)	(.49)	12.72	8.93	44		1.10		1.10		1.39		2.52
10/31/2018	12.56	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.16	(.47)	34		1.10		1.10		1.39		2.30
10/31/2017	11.64	.27	.98	1.25	(.28)	(.05)	(.33)	12.56	10.88	32		1.09		1.09		1.39		2.19
10/31/2016	11.50	.27	.23	.50	(.31)	(.05)	(.36)	11.64	4.44	27		1.17		1.15		1.45		2.33
10/31/2015	11.94	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.50	(.99)	22		1.24		1.14		1.44		2.55
Class R-2E:
10/31/2019	12.22	.34	.75	1.09	(.35)	(.17)	(.52)	12.79	9.27	1		.82		.82		1.11		2.74
10/31/2018	12.61	.32	(.34)	(.02)	(.31)	(.06)	(.37)	12.22	(.22)	1		.83		.83		1.12		2.53
10/31/2017	11.69	.30	.98	1.28	(.31)	(.05)	(.36)	12.61	11.14	—	[8]	.79		.79		1.09		2.51
10/31/2016	11.54	.19	.42	.61	(.41)	(.05)	(.46)	11.69	5.39	—	[8]	.68		.67		.97		1.65
10/31/2015	11.98	.41	(.43)	(.02)	(.38)	(.04)	(.42)	11.54	(.18)[7]	—	[8]	.36	[7]	.25	[7]	.55	[7]	3.46	[7]
Class R-3:
10/31/2019	12.20	.37	.74	1.11	(.37)	(.17)	(.54)	12.77	9.43	34		.66		.66		.95		2.95
10/31/2018	12.60	.34	(.34)	— [6]	(.34)	(.06)	(.40)	12.20	(.05)	30		.66		.66		.95		2.74
10/31/2017	11.68	.32	.98	1.30	(.33)	(.05)	(.38)	12.60	11.32	31		.65		.65		.95		2.66
10/31/2016	11.53	.32	.24	.56	(.36)	(.05)	(.41)	11.68	4.98	25		.71		.69		.99		2.79
10/31/2015	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	18		.78		.68		.98		2.99
Class R-4:
10/31/2019	12.22	.40	.75	1.15	(.40)	(.17)	(.57)	12.80	9.80	37		.37		.37		.66		3.21
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.24	31		.37		.37		.66		3.02
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62	36		.35		.35		.65		2.93
10/31/2016	11.55	.35	.24	.59	(.39)	(.05)	(.44)	11.70	5.28	31		.40		.38		.68		3.07
10/31/2015	11.99	.38	(.41)	(.03)	(.37)	(.04)	(.41)	11.55	(.27)	19		.46		.36		.66		3.26
Class R-5E:
10/31/2019	12.21	.42	.76	1.18	(.43)	(.17)	(.60)	12.79	10.04	5		.16		.16		.45		3.36
10/31/2018	12.61	.40	(.33)	.07	(.41)	(.06)	(.47)	12.21	.46	4		.15		.15		.44		3.18
10/31/2017	11.69	.23	1.13	1.36	(.39)	(.05)	(.44)	12.61	11.86	3		.16		.16		.46		1.81
10/31/2016[9,15]	11.47	.42	.27	.69	(.42)	(.05)	(.47)	11.69	6.14 [11]	—	[8]	.26	[12]	.25	[12]	.55	[12]	3.77	[12]
Class R-5:
10/31/2019	12.25	.44	.75	1.19	(.44)	(.17)	(.61)	12.83	10.11	8		.07		.07		.36		3.56
10/31/2018	12.65	.42	(.34)	.08	(.42)	(.06)	(.48)	12.25	.55	7		.07		.07		.36		3.33
10/31/2017	11.72	.39	.99	1.38	(.40)	(.05)	(.45)	12.65	12.00	7		.07		.07		.37		3.21
10/31/2016	11.57	.39	.24	.63	(.43)	(.05)	(.48)	11.72	5.56	4		.10		.08		.38		3.35
10/31/2015	12.00	.42	(.41)	.01	(.40)	(.04)	(.44)	11.57	.09	3		.18		.08		.38		3.58
Class R-6:
10/31/2019	12.24	.45	.74	1.19	(.44)	(.17)	(.61)	12.82	10.17	63		.02		.02		.31		3.61
10/31/2018	12.64	.43	(.35)	.08	(.42)	(.06)	(.48)	12.24	.59	37		.02		.02		.31		3.38
10/31/2017	11.72	.40	.98	1.38	(.41)	(.05)	(.46)	12.64	11.96	33		.02		.02		.32		3.25
10/31/2016	11.56	.40	.24	.64	(.43)	(.05)	(.48)	11.72	5.71	25		.04		.03		.33		3.43
10/31/2015	12.00	.43	(.42)	.01	(.41)	(.04)	(.45)	11.56	.05	17		.13		.03		.33		3.64

64	American Funds Portfolio Series

Tax-Advantaged Growth and Income Portfolio

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2019	$13.22	$.34	$1.07	$1.41	$(.34)	$(.24)	$(.58)	$14.05	11.08%		$2,027		.35%		.35%		.68%		2.54%
10/31/2018	13.57	.34	(.14)	.20	(.33)	(.22)	(.55)	13.22	1.43		1,555		.38		.38		.72		2.47
10/31/2017	12.54	.34	1.13	1.47	(.33)	(.11)	(.44)	13.57	12.03		1,229		.39		.39		.73		2.63
10/31/2016	12.40	.33	.22	.55	(.33)	(.08)	(.41)	12.54	4.52		889		.43		.42		.78		2.69
10/31/2015	12.48	.34	(.07)	.27	(.32)	(.03)	(.35)	12.40	2.22		649		.53		.43		.79		2.74
Class C:
10/31/2019	13.13	.25	1.05	1.30	(.25)	(.24)	(.49)	13.94	10.24		327		1.05		1.05		1.38		1.84
10/31/2018	13.49	.24	(.14)	.10	(.24)	(.22)	(.46)	13.13	.68		268		1.08		1.08		1.42		1.77
10/31/2017	12.46	.24	1.14	1.38	(.24)	(.11)	(.35)	13.49	11.32		213		1.12		1.12		1.46		1.90
10/31/2016	12.34	.24	.21	.45	(.25)	(.08)	(.33)	12.46	3.70		155		1.14		1.13		1.49		1.97
10/31/2015	12.43	.25	(.06)	.19	(.25)	(.03)	(.28)	12.34	1.50		101		1.23		1.13		1.49		2.04
Class T:
10/31/2019	13.22	.39	1.06	1.45	(.38)	(.24)	(.62)	14.05	11.40	[7]	—	[8]	.05	[7]	.05	[7]	.38	[7]	2.85	[7]
10/31/2018	13.57	.38	(.14)	.24	(.37)	(.22)	(.59)	13.22	1.72	[7]	—	[8]	.09	[7]	.09	[7]	.43	[7]	2.76	[7]
10/31/2017[9,10]	12.81	.20	.74	.94	(.18)	—	(.18)	13.57	7.41	[7,11]	—	[8]	.12	[7,12]	.12	[7,12]	.46	[7,12]	2.72	[7,12]
Class F-1:
10/31/2019	13.22	.34	1.06	1.40	(.34)	(.24)	(.58)	14.04	10.96		247		.39		.39		.72		2.50
10/31/2018	13.57	.33	(.13)	.20	(.33)	(.22)	(.55)	13.22	1.44		188		.39		.39		.73		2.45
10/31/2017	12.53	.34	1.15	1.49	(.34)	(.11)	(.45)	13.57	12.15		134		.39		.39		.73		2.59
10/31/2016	12.40	.33	.21	.54	(.33)	(.08)	(.41)	12.53	4.47		39		.41		.40		.76		2.69
10/31/2015	12.48	.34	(.06)	.28	(.33)	(.03)	(.36)	12.40	2.24		22		.50		.40		.76		2.76
Class F-2:
10/31/2019	13.24	.38	1.06	1.44	(.37)	(.24)	(.61)	14.07	11.31		272		.13		.13		.46		2.76
10/31/2018	13.59	.37	(.14)	.23	(.36)	(.22)	(.58)	13.24	1.70		179		.13		.13		.47		2.71
10/31/2017	12.55	.37	1.14	1.51	(.36)	(.11)	(.47)	13.59	12.36		101		.14		.14		.48		2.85
10/31/2016	12.42	.37	.20	.57	(.36)	(.08)	(.44)	12.55	4.72		62		.15		.14		.50		2.95
10/31/2015	12.50	.37	(.06)	.31	(.36)	(.03)	(.39)	12.42	2.49		34		.25		.15		.51		3.01
Class F-3:
10/31/2019	13.23	.39	1.07	1.46	(.39)	(.24)	(.63)	14.06	11.43		54		.02		.02		.35		2.91
10/31/2018	13.58	.38	(.13)	.25	(.38)	(.22)	(.60)	13.23	1.80		53		.02		.02		.36		2.81
10/31/2017[9,13]	12.62	.30	.93	1.23	(.27)	—	(.27)	13.58	9.83	[11]	21		.02	[12]	.02	[12]	.36	[12]	2.95	[12]

See end of tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2019	$9.70	$.18	$.31	$.49	$(.18)	$—	$(.18)	$10.01	5.07%	$1,035		.39%		.39%		.68%		1.82%
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.63)	929		.39		.39		.69		1.52
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.08	988		.42		.42		.72		1.07
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	803		.42		.41		.71		1.05
10/31/2015	9.95	.11	— [6]	.11	(.11)	—	(.11)	9.95	1.08	582		.51		.41		.71		1.09
Class C:
10/31/2019	9.68	.11	.32	.43	(.11)	—	(.11)	10.00	4.43	119		1.11		1.11		1.40		1.10
10/31/2018	9.90	.08	(.22)	(.14)	(.08)	—	(.08)	9.68	(1.45)	120		1.11		1.11		1.41		.79
10/31/2017	10.01	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.90	(.53)	155		1.13		1.13		1.43		.37
10/31/2016	9.93	.03	.09	.12	(.04)	—	(.04)	10.01	1.18	175		1.15		1.14		1.44		.32
10/31/2015	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	130		1.23		1.13		1.43		.36
Class T:
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.38 [7]	—	[8]	.10	[7]	.10	[7]	.39	[7]	2.11	[7]
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.45)[7]	—	[8]	.10	[7]	.10	[7]	.40	[7]	1.81	[7]
10/31/2017[9,10]	9.91	.07	.02	.09	(.08)	—	(.08)	9.92	.89 [7,11]	—	[8]	.14	[7,12]	.14	[7,12]	.44	[7,12]	1.31	[7,12]
Class F-1:
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.06	22		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.64)	21		.40		.40		.70		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.09	26		.41		.41		.71		1.10
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	27		.42		.41		.71		1.04
10/31/2015	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.00	20		.50		.40		.70		1.11
Class F-2:
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.36	107		.12		.12		.41		2.09
10/31/2018	9.91	.17	(.21)	(.04)	(.17)	—	(.17)	9.70	(.36)	81		.13		.13		.43		1.78
10/31/2017	10.03	.13	(.09)	.04	(.15)	(.01)	(.16)	9.91	.36	68		.15		.15		.45		1.35
10/31/2016	9.95	.13	.08	.21	(.13)	—	(.13)	10.03	2.18	49		.15		.14		.44		1.31
10/31/2015	9.95	.13	— [6]	.13	(.13)	—	(.13)	9.95	1.33	21		.25		.15		.45		1.34
Class F-3:
10/31/2019	9.69	.22	.31	.53	(.21)	—	(.21)	10.01	5.56	9		.03		.03		.32		2.17
10/31/2018	9.91	.19	(.23)	(.04)	(.18)	—	(.18)	9.69	(.37)	2		.03		.03		.33		1.92
10/31/2017[9,13]	9.88	.11	.03	.14	(.11)	—	(.11)	9.91	1.38 [11]	1		.04	[12]	.04	[12]	.34	[12]	1.40	[12]

66	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2019	$9.69	$.18	$.31	$.49	$(.18)	$—	$(.18)	$10.00	5.07%	$132		.40%		.40%		.69%		1.81%
10/31/2018	9.91	.15	(.22)	(.07)	(.15)	—	(.15)	9.69	(.76)	101		.42		.42		.72		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.07	85		.43		.43		.73		1.07
10/31/2016	9.94	.10	.09	.19	(.10)	—	(.10)	10.03	1.97	77		.45		.43		.73		1.03
10/31/2015	9.95	.10	(.01)	.09	(.10)	—	(.10)	9.94	.93	56		.57		.47		.77		1.03
Class 529-C:
10/31/2019	9.69	.10	.31	.41	(.10)	—	(.10)	10.00	4.27	31		1.16		1.16		1.45		1.05
10/31/2018	9.90	.07	(.21)	(.14)	(.07)	—	(.07)	9.69	(1.42)	27		1.17		1.17		1.47		.74
10/31/2017	10.02	.03	(.09)	(.06)	(.05)	(.01)	(.06)	9.90	(.69)	36		1.19		1.19		1.49		.31
10/31/2016	9.94	.02	.09	.11	(.03)	—	(.03)	10.02	1.10	34		1.23		1.22		1.52		.24
10/31/2015	9.95	.03	(.01)	.02	(.03)	—	(.03)	9.94	.19	25		1.32		1.22		1.52		.27
Class 529-E:
10/31/2019	9.69	.16	.31	.47	(.16)	—	(.16)	10.00	4.84	6		.62		.62		.91		1.59
10/31/2018	9.91	.13	(.23)	(.10)	(.12)	—	(.12)	9.69	(.96)	4		.63		.63		.93		1.29
10/31/2017	10.02	.08	(.08)	— [6]	(.10)	(.01)	(.11)	9.91	(.05)	4		.66		.66		.96		.84
10/31/2016	9.94	.08	.08	.16	(.08)	—	(.08)	10.02	1.64	3		.69		.68		.98		.78
10/31/2015	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	3		.79		.69		.99		.81
Class 529-T:
10/31/2019	9.70	.20	.31	.51	(.20)	—	(.20)	10.01	5.31 [7]	—	[8]	.17	[7]	.17	[7]	.46	[7]	2.04	[7]
10/31/2018	9.92	.17	(.22)	(.05)	(.17)	—	(.17)	9.70	(.51)[7]	—	[8]	.17	[7]	.17	[7]	.47	[7]	1.74	[7]
10/31/2017[9,10]	9.91	.07	.01	.08	(.07)	—	(.07)	9.92	.84 [7,11]	—	[8]	.21	[7,12]	.21	[7,12]	.51	[7,12]	1.24	[7,12]
Class 529-F-1:
10/31/2019	9.69	.20	.32	.52	(.20)	—	(.20)	10.01	5.42	29		.17		.17		.46		2.05
10/31/2018	9.91	.17	(.22)	(.05)	(.17)	—	(.17)	9.69	(.51)	21		.17		.17		.47		1.75
10/31/2017	10.03	.13	(.10)	.03	(.14)	(.01)	(.15)	9.91	.31	17		.20		.20		.50		1.30
10/31/2016	9.94	.12	.10	.22	(.13)	—	(.13)	10.03	2.19	14		.23		.22		.52		1.24
10/31/2015	9.95	.13	(.01)	.12	(.13)	—	(.13)	9.94	1.17	10		.32		.22		.52		1.28
Class ABLE-A:
10/31/2019	9.69	.19	.31	.50	(.18)	—	(.18)	10.01	5.21	—	[8]	.40		.34		.63		1.89
10/31/2018[9,14]	9.74	.05	(.04)	.01	(.06)	—	(.06)	9.69	.14 [7,11]	—	[8]	.10	[7,11]	.08	[7,11]	.38	[7,11]	.52	[7,11]

See end of tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
10/31/2019	$9.69	$.10	$.32	$.42	$(.10)	$—	$(.10)	$10.01	4.34%	$—	[8]	1.18%		1.18%		1.47%		1.02%
10/31/2018	9.91	.07	(.22)	(.15)	(.07)	—	(.07)	9.69	(1.51)	—	[8]	1.15		1.15		1.45		.70
10/31/2017	10.02	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.91	(.58)	1		1.14		1.14		1.44		.39
10/31/2016	9.94	.03	.09	.12	(.04)	—	(.04)	10.02	1.17	2		1.16		1.15		1.45		.31
10/31/2015	9.95	.04	(.01)	.03	(.04)	—	(.04)	9.94	.28	1		1.24		1.14		1.44		.37
Class R-2:
10/31/2019	9.67	.11	.31	.42	(.11)	—	(.11)	9.98	4.32	17		1.13		1.13		1.42		1.09
10/31/2018	9.89	.08	(.22)	(.14)	(.08)	—	(.08)	9.67	(1.45)	14		1.12		1.12		1.42		.79
10/31/2017	10.00	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.89	(.50)	15		1.10		1.10		1.40		.40
10/31/2016	9.93	.03	.08	.11	(.04)	—	(.04)	10.00	1.07	17		1.20		1.18		1.48		.27
10/31/2015	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	14		1.25		1.15		1.45		.36
Class R-2E:
10/31/2019	9.70	.14	.30	.44	(.13)	—	(.13)	10.01	4.57	1		.86		.86		1.15		1.37
10/31/2018	9.91	.10	(.21)	(.11)	(.10)	—	(.10)	9.70	(1.11)	1		.85		.85		1.15		1.02
10/31/2017	10.02	.07	(.09)	(.02)	(.08)	(.01)	(.09)	9.91	(.27)	2		.84		.84		1.14		.67
10/31/2016	9.95	.07	.08	.15	(.08)	—	(.08)	10.02	1.53	3		.81		.81		1.11		.69
10/31/2015	9.96	.12	(.01)	.11	(.12)	—	(.12)	9.95	1.12 [7]	—	[8]	.38	[7]	.27	[7]	.57	[7]	1.22	[7]
Class R-3:
10/31/2019	9.69	.15	.31	.46	(.15)	—	(.15)	10.00	4.77	19		.67		.67		.96		1.54
10/31/2018	9.91	.12	(.22)	(.10)	(.12)	—	(.12)	9.69	(1.00)	16		.67		.67		.97		1.24
10/31/2017	10.02	.08	(.08)	— [6]	(.10)	(.01)	(.11)	9.91	(.06)	16		.67		.67		.97		.83
10/31/2016	9.94	.07	.09	.16	(.08)	—	(.08)	10.02	1.60	15		.73		.71		1.01		.74
10/31/2015	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	13		.80		.70		1.00		.80
Class R-4:
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.09	12		.37		.37		.66		1.84
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.60)	12		.37		.37		.67		1.55
10/31/2017	10.03	.11	(.09)	.02	(.13)	(.01)	(.14)	9.91	.13	11		.37		.37		.67		1.12
10/31/2016	9.95	.11	.08	.19	(.11)	—	(.11)	10.03	1.92	10		.41		.40		.70		1.06
10/31/2015	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.01	6		.48		.38		.68		1.13
Class R-5E:
10/31/2019	9.70	.20	.32	.52	(.20)	—	(.20)	10.02	5.41	2		.18		.18		.47		2.04
10/31/2018	9.92	.18	(.23)	(.05)	(.17)	—	(.17)	9.70	(.49)	—	[8]	.17		.17		.47		1.81
10/31/2017	10.04	.14	(.10)	.04	(.15)	(.01)	(.16)	9.92	.39	—	[8]	.18		.11		.41		1.40
10/31/2016[9,15]	9.91	.11	.13	.24	(.11)	—	(.11)	10.04	2.48 [11]	—	[8]	.28	[12]	.27	[12]	.57	[12]	1.19	[12]
Class R-5:
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.40	2		.09		.09		.38		2.12
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.42)	2		.08		.08		.38		1.80
10/31/2017	10.03	.14	(.09)	.05	(.15)	(.01)	(.16)	9.92	.52	3		.08		.08		.38		1.39
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.21	1		.11		.10		.40		1.35
10/31/2015	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.28	1		.20		.10		.40		1.40
Class R-6:
10/31/2019	9.70	.22	.30	.52	(.21)	—	(.21)	10.01	5.45	23		.03		.03		.32		2.18
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.37)	13		.03		.03		.33		1.88
10/31/2017	10.03	.14	(.08)	.06	(.16)	(.01)	(.17)	9.92	.57	14		.04		.04		.34		1.45
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.27	11		.06		.04		.34		1.41
10/31/2015	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.34	7		.15		.05		.35		1.45

68	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2019	$9.57	$.17	$.31	$.48	$(.17)	$9.88	5.03%	$333		.38%		.37%		.70%		1.71%
10/31/2018	9.79	.16	(.22)	(.06)	(.16)	9.57	(.59)	307		.40		.39		.73		1.69
10/31/2017	9.90	.18	(.10)	.08	(.19)	9.79	.81	336		.44		.43		.77		1.89
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.08	338		.47		.44		.74		2.21
10/31/2015	9.99	.24	(.09)	.15	(.23)	9.91	1.55	223		.55		.44		.75		2.43
Class C:
10/31/2019	9.56	.10	.31	.41	(.10)	9.87	4.28	39		1.08		1.07		1.40		1.01
10/31/2018	9.78	.10	(.23)	(.13)	(.09)	9.56	(1.30)	44		1.10		1.09		1.43		.99
10/31/2017	9.89	.12	(.11)	.01	(.12)	9.78	.10	54		1.14		1.13		1.47		1.20
10/31/2016	9.89	.15	— [6]	.15	(.15)	9.89	1.48	64		1.17		1.14		1.44		1.51
10/31/2015	9.98	.17	(.09)	.08	(.17)	9.89	.76	51		1.25		1.14		1.45		1.73
Class T:
10/31/2019	9.57	.20	.31	.51	(.20)	9.88	5.34 [7]	—	[8]	.08	[7]	.07	[7]	.40	[7]	2.01	[7]
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.31)[7]	—	[8]	.11	[7]	.10	[7]	.44	[7]	1.98	[7]
10/31/2017[9,10]	9.76	.11	.04	.15	(.12)	9.79	1.50 [7,11]	—	[8]	.14	[7,12]	.12	[7,12]	.46	[7,12]	1.95	[7,12]
Class F-1:
10/31/2019	9.57	.16	.31	.47	(.16)	9.88	4.95	4		.43		.41		.74		1.66
10/31/2018	9.80	.16	(.23)	(.07)	(.16)	9.57	(.73)	4		.42		.41		.75		1.66
10/31/2017	9.90	.19	(.10)	.09	(.19)	9.80	.93	11		.42		.41		.75		1.91
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.13	11		.43		.40		.70		2.23
10/31/2015	9.99	.24	(.08)	.16	(.24)	9.91	1.58	5		.52		.41		.72		2.46
Class F-2:
10/31/2019	9.57	.19	.31	.50	(.19)	9.88	5.28	58		.14		.13		.46		1.94
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.33)	43		.14		.13		.47		1.95
10/31/2017	9.90	.21	(.10)	.11	(.22)	9.79	1.09	34		.16		.15		.49		2.17
10/31/2016	9.91	.25	(.02)	.23	(.24)	9.90	2.37	34		.18		.15		.45		2.50
10/31/2015	9.99	.27	(.09)	.18	(.26)	9.91	1.83	24		.27		.16		.47		2.71
Class F-3:
10/31/2019	9.57	.20	.31	.51	(.20)	9.88	5.37	7		.04		.03		.36		2.01
10/31/2018	9.79	.20	(.22)	(.02)	(.20)	9.57	(.23)	2		.04		.04		.38		2.03
10/31/2017[9,13]	9.69	.15	.11	.26	(.16)	9.79	2.70 [11]	1		.03	[12]	.01	[12]	.35	[12]	2.02	[12]

See end of tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2019		2018		2017	2016		2015
Global Growth Portfolio	3%		1%		64%	2%		2%
Growth Portfolio	—	[16]	—	[16]	33	—	[16]	—	[16]
Growth and Income Portfolio	1		—	[16]	30	—	[16]	—	[16]
Moderate Growth and Income Portfolio	1		—	[16]	15	—	[16]	13
Conservative Growth and Income Portfolio	1		2		1	8		—	[16]
Tax-Advantaged Growth and Income Portfolio	1		2		13	—	[16]	1
Preservation Portfolio	4		8		25	2		2
Tax-Exempt Preservation Portfolio	15		13		45	6		8

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and/or reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio. Additionally during the periods shown, Virginia529 waived ABLE plan service fees for Class ABLE-A shares.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Amount less than $.01.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Based on operations for a period that is less than a full year.
[10]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[11]	Not annualized.
[12]	Annualized.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class ABLE-A shares began investment operations on July 13, 2018.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

70	American Funds Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Portfolio Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds Portfolio Series (the “Funds”) comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Moderate Growth and Income Portfolio, American Funds Conservative Growth and Income Portfolio, American Funds Tax-Advantaged Growth and Income Portfolio, American Funds Preservation Portfolio, and American Funds Tax-Exempt Preservation Portfolio, including the investment portfolios, as of October 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2019, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
December 11, 2019

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Portfolio Series	71

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2019, through October 31, 2019).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

72	American Funds Portfolio Series

Global Growth Portfolio

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,020.78	$1.99	.39%	$4.18	.82%
Class A – assumed 5% return	1,000.00	1,023.24	1.99	.39	4.18	.82
Class C – actual return	1,000.00	1,017.50	5.80	1.14	7.98	1.57
Class C – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.98	1.57
Class T – actual return	1,000.00	1,021.96	.71	.14	2.90	.57
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.91	.57
Class F-1 – actual return	1,000.00	1,020.76	1.99	.39	4.18	.82
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	4.18	.82
Class F-2 – actual return	1,000.00	1,021.90	.61	.12	2.80	.55
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.80	.55
Class F-3 – actual return	1,000.00	1,022.54	.05	.01	2.24	.44
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.24	.44
Class 529-A – actual return	1,000.00	1,020.81	2.09	.41	4.28	.84
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	4.28	.84
Class 529-C – actual return	1,000.00	1,016.87	6.05	1.19	8.24	1.62
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	8.24	1.62
Class 529-E – actual return	1,000.00	1,019.73	3.26	.64	5.45	1.07
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.45	1.07
Class 529-T – actual return	1,000.00	1,021.36	.92	.18	3.11	.61
Class 529-T – assumed 5% return	1,000.00	1,024.30	.92	.18	3.11	.61
Class 529-F-1 – actual return	1,000.00	1,021.34	.97	.19	3.16	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	3.16	.62
Class ABLE-A – actual return	1,000.00	1,020.87	1.83	.36	4.02	.79
Class ABLE-A – assumed 5% return	1,000.00	1,023.39	1.84	.36	4.02	.79
Class R-1 – actual return	1,000.00	1,016.80	5.59	1.10	7.78	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.78	1.53
Class R-2 – actual return	1,000.00	1,016.92	5.59	1.10	7.78	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.78	1.53
Class R-2E – actual return	1,000.00	1,018.58	4.17	.82	6.36	1.25
Class R-2E – assumed 5% return	1,000.00	1,021.07	4.18	.82	6.36	1.25
Class R-3 – actual return	1,000.00	1,019.74	3.36	.66	5.55	1.09
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.55	1.09
Class R-4 – actual return	1,000.00	1,020.81	1.83	.36	4.02	.79
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	4.02	.79
Class R-5E – actual return	1,000.00	1,022.03	.82	.16	3.01	.59
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	3.01	.59
Class R-5 – actual return	1,000.00	1,022.38	.36	.07	2.55	.50
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.55	.50
Class R-6 – actual return	1,000.00	1,022.93	.05	.01	2.24	.44
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.24	.44

See end of tables for footnotes.

American Funds Portfolio Series	73

Growth Portfolio

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,011.31	$1.93	.38%	$3.85	.76%
Class A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.87	.76
Class C – actual return	1,000.00	1,007.68	5.72	1.13	7.64	1.51
Class C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.68	1.51
Class T – actual return	1,000.00	1,012.39	.66	.13	2.59	.51
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.60	.51
Class F-1 – actual return	1,000.00	1,010.78	1.93	.38	3.85	.76
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.87	.76
Class F-2 – actual return	1,000.00	1,012.35	.61	.12	2.54	.50
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.55	.50
Class F-3 – actual return	1,000.00	1,012.91	.05	.01	1.98	.39
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39
Class 529-A – actual return	1,000.00	1,010.80	2.13	.42	4.05	.80
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	4.08	.80
Class 529-C – actual return	1,000.00	1,007.14	5.97	1.18	7.89	1.56
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.93	1.56
Class 529-E – actual return	1,000.00	1,009.77	3.19	.63	5.12	1.01
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.14	1.01
Class 529-T – actual return	1,000.00	1,012.39	.91	.18	2.84	.56
Class 529-T – assumed 5% return	1,000.00	1,024.30	.92	.18	2.85	.56
Class 529-F-1 – actual return	1,000.00	1,011.82	.91	.18	2.84	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.85	.56
Class ABLE-A – actual return	1,000.00	1,011.37	1.83	.36	3.75	.74
Class ABLE-A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class R-1 – actual return	1,000.00	1,007.65	5.62	1.11	7.54	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.58	1.49
Class R-2 – actual return	1,000.00	1,007.69	5.52	1.09	7.44	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.48	1.47
Class R-2E – actual return	1,000.00	1,009.27	4.10	.81	6.03	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.06	1.19
Class R-3 – actual return	1,000.00	1,009.76	3.29	.65	5.22	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.24	1.03
Class R-4 – actual return	1,000.00	1,011.35	1.83	.36	3.75	.74
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class R-5E – actual return	1,000.00	1,012.43	.81	.16	2.74	.54
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.75	.54
Class R-5 – actual return	1,000.00	1,012.82	.30	.06	2.23	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 – actual return	1,000.00	1,012.86	.05	.01	1.98	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

74	American Funds Portfolio Series

Growth and Income Portfolio

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,020.88	$1.73	.34%	$3.36	.66%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.36	.66
Class C – actual return	1,000.00	1,017.20	5.49	1.08	7.12	1.40
Class C – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.12	1.40
Class T – actual return	1,000.00	1,022.23	.36	.07	1.99	.39
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	1.99	.39
Class F-1 – actual return	1,000.00	1,020.71	1.94	.38	3.57	.70
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.57	.70
Class F-2 – actual return	1,000.00	1,022.03	.61	.12	2.24	.44
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.24	.44
Class F-3 – actual return	1,000.00	1,023.25	.05	.01	1.68	.33
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33
Class 529-A – actual return	1,000.00	1,020.66	1.94	.38	3.57	.70
Class 529-A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.57	.70
Class 529-C – actual return	1,000.00	1,016.85	5.80	1.14	7.42	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.43	1.46
Class 529-E – actual return	1,000.00	1,019.62	3.11	.61	4.73	.93
Class 529-E – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.74	.93
Class 529-T – actual return	1,000.00	1,021.95	.66	.13	2.29	.45
Class 529-T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.29	.45
Class 529-F-1 – actual return	1,000.00	1,022.58	.71	.14	2.35	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,024.50	.71	.14	2.35	.46
Class ABLE-A – actual return	1,000.00	1,020.91	1.73	.34	3.36	.66
Class ABLE-A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.36	.66
Class R-1 – actual return	1,000.00	1,016.65	5.59	1.10	7.22	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.22	1.42
Class R-2 – actual return	1,000.00	1,017.25	5.49	1.08	7.12	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.12	1.40
Class R-2E – actual return	1,000.00	1,019.28	4.07	.80	5.70	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.70	1.12
Class R-3 – actual return	1,000.00	1,020.03	3.31	.65	4.94	.97
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.94	.97
Class R-4 – actual return	1,000.00	1,021.45	1.78	.35	3.41	.67
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.41	.67
Class R-5E – actual return	1,000.00	1,022.54	.76	.15	2.40	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class R-5 – actual return	1,000.00	1,022.89	.31	.06	1.94	.38
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.94	.38
Class R-6 – actual return	1,000.00	1,022.52	.05	.01	1.68	.33
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33

See end of tables for footnotes.

American Funds Portfolio Series	75

Moderate Growth and Income Portfolio

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,032.22	$1.69	.33%	$3.59	.70%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.57	.70
Class C – actual return	1,000.00	1,027.92	5.47	1.07	7.36	1.44
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.32	1.44
Class T – actual return	1,000.00	1,033.51	.36	.07	2.26	.44
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	2.24	.44
Class F-1 – actual return	1,000.00	1,032.04	1.90	.37	3.79	.74
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class F-2 – actual return	1,000.00	1,033.96	.62	.12	2.51	.49
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.50	.49
Class F-3 – actual return	1,000.00	1,033.86	.05	.01	1.95	.38
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38
Class 529-A – actual return	1,000.00	1,032.01	1.90	.37	3.79	.74
Class 529-A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class 529-C – actual return	1,000.00	1,028.22	5.73	1.12	7.62	1.49
Class 529-C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.58	1.49
Class 529-E – actual return	1,000.00	1,030.94	3.07	.60	4.97	.97
Class 529-E – assumed 5% return	1,000.00	1,022.18	3.06	.60	4.94	.97
Class 529-T – actual return	1,000.00	1,033.22	.67	.13	2.56	.50
Class 529-T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.55	.50
Class 529-F-1 – actual return	1,000.00	1,033.22	.67	.13	2.56	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.55	.50
Class ABLE-A – actual return	1,000.00	1,031.51	1.69	.33	3.58	.70
Class ABLE-A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.57	.70
Class R-1 – actual return	1,000.00	1,028.25	5.67	1.11	7.57	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.53	1.48
Class R-2 – actual return	1,000.00	1,028.57	5.57	1.09	7.47	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.43	1.46
Class R-2E – actual return	1,000.00	1,029.88	4.09	.80	5.99	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.96	1.17
Class R-3 – actual return	1,000.00	1,030.63	3.33	.65	5.22	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.19	1.02
Class R-4 – actual return	1,000.00	1,032.05	1.79	.35	3.69	.72
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.67	.72
Class R-5E – actual return	1,000.00	1,033.11	.82	.16	2.72	.53
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.70	.53
Class R-5 – actual return	1,000.00	1,033.52	.31	.06	2.20	.43
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.19	.43
Class R-6 – actual return	1,000.00	1,034.48	.05	.01	1.95	.38
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38

76	American Funds Portfolio Series

Conservative Growth and Income Portfolio

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,031.03	$1.69	.33%	$3.17	.62%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.16	.62
Class C – actual return	1,000.00	1,026.64	5.41	1.06	6.90	1.35
Class C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.87	1.35
Class T – actual return	1,000.00	1,031.65	.20	.04	1.69	.33
Class T – assumed 5% return	1,000.00	1,025.00	.20	.04	1.68	.33
Class F-1 – actual return	1,000.00	1,029.99	1.89	.37	3.38	.66
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.36	.66
Class F-2 – actual return	1,000.00	1,031.31	.61	.12	2.10	.41
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.09	.41
Class F-3 – actual return	1,000.00	1,031.83	.05	.01	1.54	.30
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.53	.30
Class 529-A – actual return	1,000.00	1,030.16	1.79	.35	3.27	.64
Class 529-A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.26	.64
Class 529-C – actual return	1,000.00	1,026.34	5.67	1.11	7.15	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.12	1.40
Class 529-E – actual return	1,000.00	1,029.62	3.02	.59	4.50	.88
Class 529-E – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.48	.88
Class 529-T – actual return	1,000.00	1,031.35	.51	.10	2.00	.39
Class 529-T – assumed 5% return	1,000.00	1,024.70	.51	.10	1.99	.39
Class 529-F-1 – actual return	1,000.00	1,031.31	.61	.12	2.10	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.09	.41
Class ABLE-A – actual return	1,000.00	1,030.12	1.64	.32	3.12	.61
Class ABLE-A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.11	.61
Class R-1 – actual return	1,000.00	1,026.36	5.72	1.12	7.20	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.17	1.41
Class R-2 – actual return	1,000.00	1,026.63	5.57	1.09	7.05	1.38
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.02	1.38
Class R-2E – actual return	1,000.00	1,027.92	4.19	.82	5.67	1.11
Class R-2E – assumed 5% return	1,000.00	1,021.07	4.18	.82	5.65	1.11
Class R-3 – actual return	1,000.00	1,028.71	3.32	.65	4.81	.94
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.79	.94
Class R-4 – actual return	1,000.00	1,030.07	1.84	.36	3.33	.65
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.31	.65
Class R-5E – actual return	1,000.00	1,031.91	.82	.16	2.30	.45
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.29	.45
Class R-5 – actual return	1,000.00	1,032.33	.31	.06	1.79	.35
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.79	.35
Class R-6 – actual return	1,000.00	1,031.77	.05	.01	1.54	.30
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.53	.30

See end of tables for footnotes.

American Funds Portfolio Series	77

Tax-Advantaged Growth and Income Portfolio

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,036.57	$1.75	.34%	$3.44	.67%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.41	.67
Class C – actual return	1,000.00	1,032.49	5.33	1.04	7.02	1.37
Class C – assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.97	1.37
Class T – actual return	1,000.00	1,038.06	.21	.04	1.90	.37
Class T – assumed 5% return	1,000.00	1,025.00	.20	.04	1.89	.37
Class F-1 – actual return	1,000.00	1,036.40	1.95	.38	3.64	.71
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.62	.71
Class F-2 – actual return	1,000.00	1,037.70	.62	.12	2.31	.45
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.29	.45
Class F-3 – actual return	1,000.00	1,038.20	.05	.01	1.75	.34
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34

78	American Funds Portfolio Series

Preservation Portfolio

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,020.70	$1.99	.39%	$3.46	.68%
Class A – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.47	.68
Class C – actual return	1,000.00	1,017.00	5.54	1.09	7.02	1.38
Class C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.02	1.38
Class T – actual return	1,000.00	1,022.28	.46	.09	1.94	.38
Class T – assumed 5% return	1,000.00	1,024.75	.46	.09	1.94	.38
Class F-1 – actual return	1,000.00	1,020.74	1.99	.39	3.46	.68
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.47	.68
Class F-2 – actual return	1,000.00	1,022.21	.56	.11	2.04	.40
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.04	.40
Class F-3 – actual return	1,000.00	1,022.67	.10	.02	1.58	.31
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.58	.31
Class 529-A – actual return	1,000.00	1,019.80	1.93	.38	3.41	.67
Class 529-A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.41	.67
Class 529-C – actual return	1,000.00	1,016.76	5.85	1.15	7.32	1.44
Class 529-C – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.32	1.44
Class 529-E – actual return	1,000.00	1,019.60	3.11	.61	4.58	.90
Class 529-E – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.58	.90
Class 529-T – actual return	1,000.00	1,021.93	.76	.15	2.24	.44
Class 529-T – assumed 5% return	1,000.00	1,024.45	.77	.15	2.24	.44
Class 529-F-1 – actual return	1,000.00	1,021.96	.76	.15	2.24	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.24	.44
Class ABLE-A – actual return	1,000.00	1,020.76	1.68	.33	3.16	.62
Class ABLE-A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.16	.62
Class R-1 – actual return	1,000.00	1,016.86	5.90	1.16	7.37	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.37	1.45
Class R-2 – actual return	1,000.00	1,017.02	5.59	1.10	7.07	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.07	1.39
Class R-2E – actual return	1,000.00	1,018.13	4.27	.84	5.75	1.13
Class R-2E – assumed 5% return	1,000.00	1,020.97	4.28	.84	5.75	1.13
Class R-3 – actual return	1,000.00	1,019.21	3.36	.66	4.84	.95
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.84	.95
Class R-4 – actual return	1,000.00	1,020.90	1.83	.36	3.31	.65
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.31	.65
Class R-5E – actual return	1,000.00	1,021.88	.87	.17	2.34	.46
Class R-5E – assumed 5% return	1,000.00	1,024.35	.87	.17	2.35	.46
Class R-5 – actual return	1,000.00	1,021.33	.36	.07	1.83	.36
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.84	.36
Class R-6 – actual return	1,000.00	1,021.62	.10	.02	1.58	.31
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.58	.31

See end of tables for footnotes.

American Funds Portfolio Series	79

Tax-Exempt Preservation Portfolio

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,020.88	$1.88	.37%	$3.57	.70%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.57	.70
Class C – actual return	1,000.00	1,017.16	5.44	1.07	7.12	1.40
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.12	1.40
Class T – actual return	1,000.00	1,022.47	.36	.07	2.04	.40
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	2.04	.40
Class F-1 – actual return	1,000.00	1,019.56	2.09	.41	3.77	.74
Class F-1 – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.77	.74
Class F-2 – actual return	1,000.00	1,022.18	.66	.13	2.34	.46
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.35	.46
Class F-3 – actual return	1,000.00	1,022.65	.15	.03	1.84	.36
Class F-3 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.84	.36

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

80	American Funds Portfolio Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2019:

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Long-term capital gains	$148,204,000	$366,496,000	$356,076,000	$213,278,000
Foreign taxes (per share)	$0.013	$0.006	$0.006	$0.008
Foreign source income (per share)	$0.12	$0.05	$0.07	$0.10
Qualified dividend income	100%	100%	100%	$146,087,000
Corporate dividends received deduction	$23,655,000	100%	$121,361,000	$73,896,000
U.S. government income that may be exempt from state taxation	$1,177,000	$2,903,000	$20,890,000	$24,101,000

	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$77,460,000	$46,064,000	—	—
Foreign taxes (per share)	—	$0.004	—	—
Foreign source income (per share)	—	$0.05	—	—
Qualified dividend income	$103,599,000	100%*	$11,000	—
Corporate dividends received deduction	$63,517,000	$23,229,000	$11,000	—
Exempt interest dividends	—	$36,907,000	—	$7,201,000
U.S. government income that may be exempt from state taxation	$23,798,000	$705,000	$12,622,000	—

*	The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2020, to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their tax advisors.

American Funds Portfolio Series	81

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2012	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2012	Private investor	89	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2012	CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None
Michael C. Gitlin, 1970	2019	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

82	American Funds Portfolio Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Andrew B. Suzman, 1967 President	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
Walter R. Burkley, 1966 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]; Director, The Capital Group Companies, Inc.[6]
Michelle J. Black, 1971 Senior Vice President	2019	Partner — Capital Solutions Group, Capital Research and Management Company
Samir Mathur, 1965 Senior Vice President	2019	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
William L. Robbins, 1968 Senior Vice President	2019	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Director, Capital Group Investment Management Limited[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Portfolio Series	83

Office of the series

6455 Irvine Center
Drive Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

84	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFPS

Registrant:

a) Audit Fees:
2018	None
2019	$66,000

b) Audit-Related Fees:
2018	$9,000
2019	$8,000

c) Tax Fees:
2018	$31,000
2019	$31,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2018	None
2019	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2018	$1,251,000
2019	$1,591,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2018	$5,000
2019	$20,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2018	None

2019	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,349,000 for fiscal year 2018 and $1,652,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2019